September 23, 2005


Securities and Exchange Commission
450 5 Street, N.W.
Washington  DC  50549

RE:  Midland National Life Separate Account C Form N-4 File Number 333-108437

Commissioners:

Enclosed for filing is a copy, including exhibits, of Post-Effective Amendment Number 8 to the above referenced Registration Statement.

This amendment is being filed pursuant to paragraph (b) Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure, which would render it ineligible to become effective pursuant to said paragraph (b).

We acknowledge that:

o Midland National Life Insurance Company (the "Company") is responsible for the adequacy and accuracy of the disclosures in the filing;

o Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filling; and

o The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We are aware that the Division of Enforcement has access to all information we have provided to the staff of the Division of Investment Management in connection with your review of our filing or in response to your comments on our filing.

Certain information, along with Financial Statements and exhibits will be filed in an amendment pursuant to 485 (b). If you have any questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan LLP at 202-383-0126.


/s/



Terri Silvius
Director - Compliance
Variable Operations


cc:       Frederick R. Bellamy
          Sutherland Asbill & Brennan LLP

September 21, 2005

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


RE:    Advantage III Variable Annuity
       File Number: 333-108437

Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, as amended (the "1933 Act") Midland National Life Separate Account C (File Number: 333-108437), hereby requests acceleration of post-effective amendment number 8 to the effective date of the above-captioned registration statement on Form N-4 under the 1933 Act and that the registration statement be declared effective on October 10, 2005, or as soon thereafter as reasonably practicable.




                            MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

                            By: Midland National Life Insurance Company



                                               By: ___/s/____________________
                                                   Steven C. Palmitier
                                                   President

September 21, 2005

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


RE:    Advantage III Variable Annuity
       File Number: 333-108437

Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, as amended (the "1933 Act") Sammons Securities Company, LLC, the principal underwriter, hereby requests acceleration of the effective date of post-effective amendment number 8 to the above-captioned registration statement on Form N-4 under the 1933 Act, and that it be declared effective on October 10, 2005, or as soon thereafter as reasonably practicable.

                                             Sammons Securities Company, LLC



                                             By: ____/s/______________________
                                                 Steven C. Palmitier
                                                 President

     As filed with the Securities and Exchange Commission on September 23, 2005
                                                   Registration Nos. 333-108437
                                                                      811-07772
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
-------------------------------------------------------------------------------
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |_|
                         Pre-Effective Amendment No.                        |_|
                     Post-Effective Amendment No. 8                         |X|
                                      and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                |_|
                                   ACT OF 1940
                                Amendment No. 43                            |X|

                    MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                    ----------------------------------------
                           (Exact Name of Registrant)

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
                     ---------------------------------------
                               (Name of Depositor)

                    One Midland Plaza, Sioux Falls, SD 57193
                    ----------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
               --------------------------------------------------
                                 (605) 335-5700

Name and Address of Agent for Service:                              Copy to:

Stephen P. Horvat, Jr.                                              Frederick R. Bellamy, Esq.
Senior Vice President, Secretary and Chief Legal Officer            Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company                             1275 Pennsylvania Avenue, N.W.
Sammons Financial Group                                             Washington, DC  20004-2415
525 W. Van Buren
Chicago, IL  60607

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:
|_| Immediately upon filing pursuant to paragraph (b) of Rule 485
|X| On   October 23, 2005_ pursuant to paragraph (b) of Rule 485
|_| 60 days after filing pursuant to paragraph (a) of Rule 485
|_| On_________pursuant to paragraph (a) of Rule 485
If appropriate check the following box:

|X|This post-effective amendment designates a new effective date for a previously filed post-effective amendment __#7______ filed _August 19, 2005__.
                               -------------------

                      Title of securities being registered:
                                  Advantage III
                                  Advantage II
             Individual Flexible Premium Variable Annuity Contracts.

Approximate Date of Proposed Public Offering:
----------------------------------------------------------

As soon as practicable after the effective date of the Registration Statement.

                Advantage III Variable Annuity Prospectus

                            October 25, 2005

               Flexible Premium Deferred Variable Annuity
           issued by: Midland National Life Insurance Company
          through the Midland National Life Separate Account C
    Phone: (877) 586-0240 (toll free) Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.

The Advantage III Variable Annuity (the "contract") is a flexible premium deferred annuity designed to be useful to You in meeting Your long-term savings and retirement needs. The minimum initial premium for a non-qualified contract is $10,000. The minimum initial premium for a qualified contract is $2,000.


If You elect the Premium Bonus Rider, We will add the premium bonus to each premium payment that You make in the first contract year. Electing the Premium Bonus Rider may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional fee charged for the Premium Bonus Rider. Your expenses will be higher if You elect the Premium Bonus Rider and over time, the value of the premium bonus may be more than offset by the extra fee charged for the Premium Bonus Rider. If this rider is elected then for the first nine contract years the regular portion of the Fixed Account interest rate will be reduced by 0.85% and less interest will be credited to any amounts in the Fixed Index Interest Account.

A Statement of Additional Information ("SAI") about the contract and the Midland National Life Separate Account C is available free of charge by checking the appropriate box on the application form or by writing to Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 or contacting Us at the numbers above. The SAI, dated , October 25, 2005, has been filed with the U.S. Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.


You may allocate Your premiums to Our Fixed Account and/or to the Separate Account investment divisions (see Definitions) that invest in a specified mutual fund portfolio. You can choose among the sixty-nine investment divisions shown on the following page. The mutual fund portfolios are part of the following series funds or trusts:

o AIM Variable Insurance Funds                          o Lord Abbett Series Fund, Inc
o Alger American Fund                                   o MFS(R)Variable Insurance TrustSM
o American Century Variable Portfolios, Inc.            o Neuberger Berman AMT Portfolios
o Calvert Variable Series, Inc.                         o PIMCO Variable Insurance Trust
o Fidelity's Variable Insurance Products Fund Initial   o Premier VIT
  Class, and Service Class 2
o Goldman Sachs Variable Insurance Trust                o Rydex Variable Trust
o JPMorgan Series Trust II                              o Van Eck Worldwide Insurance Trust
o Janus Aspen Series

Your accumulation value in the investment divisions will increase or decrease based on investment performance. You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. The contracts involve investment risk, including possible loss of principal.

The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.

                                          SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------
1. AIM V.I. Financial Services Fund                        28. Goldman Sachs VIT CORESM Small Cap Equity Fund
-----------------------------------------------------------------------------------------------------------------------
2. AIM V.I. Global Health Care Fund                        29. Goldman Sachs VIT Growth and Income Fund
-----------------------------------------------------------------------------------------------------------------------
3. AIM V.I. Technology Fund                                30. Goldman Sachs VIT MidCap Value Fund
-----------------------------------------------------------------------------------------------------------------------
4. AIM V.I. Utilities Fund                                 31. J.P. Morgan Bond Portfolio (Series Trust II)
-----------------------------------------------------------------------------------------------------------------------
5. Alger American Growth Portfolio                         32. J.P. Morgan Small Company Portfolio  (Series Trust II)
-----------------------------------------------------------------------------------------------------------------------
6. Alger American Leveraged AllCap Portfolio               33. Janus Aspen Series Growth & Income Portfolio
-----------------------------------------------------------------------------------------------------------------------
7. Alger American Mid-Cap Growth Portfolio                 34. Lord Abbett Series Fund, Inc. Growth & Income Portfolio
-----------------------------------------------------------------------------------------------------------------------
8. Alger American Small Capitalization Portfolio           35. Lord Abbett Series Fund, Inc. International Portfolio
-----------------------------------------------------------------------------------------------------------------------
9. American Century VP Balanced Fund                       36. Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------
10.American Century VP Capital Appreciation Fund           37. MFS(R)VIT Emerging Growth Series
-----------------------------------------------------------------------------------------------------------------------
11.American Century VP Income & Growth Fund                38. MFS(R)VIT Investors Trust Series
-----------------------------------------------------------------------------------------------------------------------
12.American Century VP Inflation Protection Fund           39. MFS(R)VIT New Discovery Series-
-----------------------------------------------------------------------------------------------------------------------
13.American Century VP International Fund                  40. MFS(R)VIT Research Series
-----------------------------------------------------------------------------------------------------------------------
14.American Century VP Large Company Value Fund            41. Neuberger Berman AMT Fasciano Portfolio
-----------------------------------------------------------------------------------------------------------------------
15.American Century VP Mid Cap Value Fund                  42. Neuberger Berman AMT MidCap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------
16.American Century VP Ultra(R)Fund                        43. Neuberger Berman AMT Regency Portfolio
-----------------------------------------------------------------------------------------------------------------------
17.American Century VP Value Fund                          44. PIMCO VIT High Yield Portfolio
-----------------------------------------------------------------------------------------------------------------------
18.Calvert VS Social Equity Portfolio                      45. PIMCO VIT Low Duration Portfolio
-----------------------------------------------------------------------------------------------------------------------
19.Calvert VS Social Mid Cap Growth Portfolio              46. PIMCO VIT Real Return Portfolio
-----------------------------------------------------------------------------------------------------------------------
20.Calvert VS Social Small Cap Growth Portfolio            47. PIMCO VIT Total Return Portfolio
-----------------------------------------------------------------------------------------------------------------------
21.Fidelity VIP Asset Manager: Growth Portfolio            48. Premier VIT OpCap Small Cap Portfolio
-----------------------------------------------------------------------------------------------------------------------
22.Fidelity VIP Asset Managersm Portfolio                  49. Premier VIT OpCap Renaissance Portfolio
-----------------------------------------------------------------------------------------------------------------------
23.Fidelity VIP Balanced Portfolio                         50. Rydex VT Arktos Fund
-----------------------------------------------------------------------------------------------------------------------
24.Fidelity VIP Contrafund(R)Portfolio                     51. Rydex VT Juno Fund
-----------------------------------------------------------------------------------------------------------------------
25.Fidelity VIP Equity-Income Portfolio                    52. Rydex VT Nova Fund
-----------------------------------------------------------------------------------------------------------------------
26.Fidelity VIP Growth & Income Portfolio                  53. Rydex VT OTC Fund
-----------------------------------------------------------------------------------------------------------------------
27.Fidelity VIP Growth Opportunities Portfolio             54. Rydex VT Sector Rotation Fund
-----------------------------------------------------------------------------------------------------------------------
55.Fidelity VIP Growth Portfolio                           63. Rydex VT U.S. Government Bond Fund
-------------------------------------------------------------- ---------------------------------------------------------
56.Fidelity VIP High Income Portfolio                      64. Rydex VT U.S. Government Money Market Fund
-------------------------------------------------------------- -----------------------------------------------------------
57.Fidelity VIP Index 500 Portfolio                        65. Rydex VT Ursa Fund
-------------------------------------------------------------- -----------------------------------------------------------
58.Fidelity VIP Investment Grade Bond Portfolio            66. Van Eck Worldwide Bond Fund
-------------------------------------------------------------- -----------------------------------------------------------
59.Fidelity VIP MidCap Portfolio                           67. Van Eck Worldwide Emerging Markets Fund
-------------------------------------------------------------- -----------------------------------------------------------
60.Fidelity VIP Money Market Portfolio                     68. Van Eck Worldwide Hard Assets Fund
-------------------------------------------------------------- -----------------------------------------------------------
61.Fidelity VIP Overseas Portfolio                         69. Van Eck Worldwide Real Estate Fund
-------------------------------------------------------------- -----------------------------------------------------------
62.Fidelity VIP Value Strategies Portfolio
-------------------------------------------------------------- -----------------------------------------------------------

This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.

                                          TABLE OF CONTENTS
                                                                                                 PAGE


DEFINITIONS.......................................................................................7
SUMMARY..........................................................................................10
      FEATURES OF ADVANTAGE III VARIABLE ANNUITY.................................................10
            Your "Free Look" Right...............................................................10
            Your Accumulation value..............................................................10
            Flexible Premium Payments............................................................11
            Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)..........................11
            Optional Premium Bonus Rider.........................................................12
            Optional Fixed Index Interest Account Rider..........................................13
            Investment Choices...................................................................13
            Transfers............................................................................13
            Surrenders...........................................................................14
            Annuitization Bonus Rider............................................................14
            Waiver of Surrender Charges for Nursing Home Confinement Rider.......................15
            Risk of Increase in Fees and Charges.................................................15
            Effects of Market Timing.............................................................15
      FEE TABLE..................................................................................15
            Periodic Charges Other Than Portfolio Expenses.......................................16
            Range of Annual Operating Expenses for the Portfolios1...............................17
      EXPENSE EXAMPLES...........................................................................17
      FINANCIAL INFORMATION......................................................................18
      CHARGES AND FEES...........................................................................18
            Surrender Charge.....................................................................18
            Mortality and Expense Risk Charge....................................................19
            Annual Maintenance Fee...............................................................19
            Transfer Fee.........................................................................19
            Premium Taxes........................................................................19
            Optional Rider Charges...............................................................19
            Loan Charge (TSA Contracts Only).....................................................20
ADDITIONAL INFORMATION ABOUT ADVANTAGE III.......................................................20
      SUITABILITY OF THE CONTRACTS...............................................................20
      DEATH BENEFIT..............................................................................20
      OTHER PRODUCTS.............................................................................20
      INQUIRIES AND CORRESPONDENCE...............................................................21
      STATE VARIATIONS...........................................................................21
SEPARATE ACCOUNT C AND THE FUNDS.................................................................21
      OUR SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS..........................................21
            The Funds............................................................................22
            Investment Policies Of The Funds' Portfolios.........................................22
            Availability of the Portfolios.......................................................29
      AMOUNTS IN OUR SEPARATE ACCOUNT............................................................29
      WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT..................................................30
      OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT....................................30
THE FIXED ACCOUNT................................................................................31
DETAILED INFORMATION ABOUT THE CONTRACT..........................................................33
      REQUIREMENTS FOR ISSUANCE OF A CONTRACT....................................................33
      FREE LOOK..................................................................................33
      TAX-FREE "SECTION 1035" EXCHANGES..........................................................34
      ALLOCATION OF PREMIUM PAYMENTS.............................................................34
            Changing Your Premium Allocation Percentages.........................................34
            Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)..........................34
            Optional Premium Bonus Rider.........................................................39
      YOUR ACCUMULATION VALUE....................................................................40
            Transfers of Accumulation value......................................................40
      TRANSFER LIMITATIONS.......................................................................41
      SURRENDERS.................................................................................43
      LOANS......................................................................................44
      DOLLAR COST AVERAGING......................................................................46
            Fixed Account Dollar Cost Averaging ("Fixed Account DCA")............................47
      PORTFOLIO REBALANCING......................................................................48
      FIXED ACCOUNT EARNINGS SWEEP PROGRAM.......................................................48
      SYSTEMATIC WITHDRAWALS.....................................................................49
      FREE SURRENDER AMOUNT......................................................................50
            Waiver of Surrender Charges for Nursing Home Confinement Rider.......................50
      DEATH BENEFIT..............................................................................50
      PAYMENT OF DEATH BENEFITS..................................................................52
CHARGES, FEES AND DEDUCTIONS.....................................................................52
      SURRENDER CHARGES ON SURRENDERS............................................................52
      MORTALITY AND EXPENSE RISK CHARGE..........................................................53
      ANNUAL MAINTENANCE FEE.....................................................................53
      OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (GMWB)................................53
      OPTIONAL PREMIUM BONUS RIDER CHARGE........................................................54
      TRANSFER CHARGE............................................................................54
      LOAN CHARGE (TSA CONTRACTS ONLY)...........................................................54
      CHARGES IN THE FUNDS.......................................................................54
      PREMIUM TAXES..............................................................................54
      OTHER TAXES................................................................................55
FEDERAL TAX STATUS...............................................................................55
      INTRODUCTION...............................................................................55
      ANNUITY CONTRACTS IN GENERAL...............................................................55
            Qualified and Non-Qualified Contracts................................................55
            Loans................................................................................57
            Diversification and Distribution Requirements........................................57
            Surrenders - Non-Qualified Contracts.................................................57
            Multiple Contracts...................................................................58
            Withholding..........................................................................58
            Annuity Payments.....................................................................58
            Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations...........59
            Taxation of Death benefit Proceeds...................................................59
            Transfers, Assignments or Exchange of Contracts......................................59
            Possible Tax Law Changes.............................................................59
            Economic Growth and Tax Relief Reconciliation Act of 2001............................59
            Separate Account Charges.............................................................60
      MATURITY DATE..............................................................................60
            Electing  An Annuity Option..........................................................60
            Fixed Payment Options................................................................61
            Variable Payment Options.............................................................61
            Payment Options......................................................................62
            Annuitization Bonus Rider............................................................62
            Transfers after the Maturity date....................................................63
ADDITIONAL INFORMATION...........................................................................63
      MIDLAND NATIONAL LIFE INSURANCE COMPANY....................................................63
      FUND VOTING RIGHTS.........................................................................63
            How We Determine Your Voting Shares..................................................64
            Voting Privileges of Participants In Other Companies.................................64
      OUR REPORTS TO OWNERS......................................................................64
      CONTRACT PERIODS, ANNIVERSARIES............................................................65
      DIVIDENDS..................................................................................65
      PERFORMANCE................................................................................65
      CHANGE OF ADDRESS NOTIFICATION.............................................................66
      MODIFICATION TO YOUR CONTRACT..............................................................66
      YOUR BENEFICIARY...........................................................................66
      ASSIGNING YOUR CONTRACT....................................................................67
      WHEN WE PAY PROCEEDS FROM THIS CONTRACT....................................................67
      DISTRIBUTION OF THE CONTRACTS..............................................................67
      REGULATION.................................................................................68
      DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC.........................................69
      LEGAL PROCEEDINGS..........................................................................69
      LEGAL MATTERS..............................................................................69
      FINANCIAL STATEMENTS.......................................................................69
STATEMENT OF ADDITIONAL INFORMATION..............................................................69
APPENDIX  I......................................................................................71
APPENDIX II......................................................................................73


                               DEFINITIONS

For Your convenience, below is a glossary of the special terms We use in this prospectus. In this prospectus, these words and phrases are generally in bold face type.

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Accumulation Value means the sum of the amounts You have in Our Fixed Account and in the investment divisions of Our Separate Account under Your inforce contract.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid (Payee). This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies. After the maturity date, the annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from Your contract under one of the annuity payment options. An election to annuitize Your contract may be irrevocable. If You elect to annuitize Your contract, You will no longer be able to exercise any liquidity provision that may have previously been available.

Attained Age means the issue age plus the number of complete contract years since the issue date.

Beneficiary means the person or persons to whom the contract's death benefit will be paid in the event of the death of the owner or annuitant.

Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).

Contract Anniversary means the same date in each contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month.

Contract Year means a year that starts on the issue date or on each anniversary thereafter.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the owner or annuitant if the contract is still inforce. The death benefit will be paid when We receive due proof of the death of the owner or annuitant and an election of how the death benefit is to be paid, and any other required documents or forms.

Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal office address and telephone number for all correspondence, payments, and inquiries.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Our Separate Account on the issue date or as later changed by Us.

Guaranteed Amount means the amount equal to the initial premium payment and increased equally by any subsequent premium payments if the Optional Guaranteed Minimum Withdrawal Benefit rider is elected when the Contract is issued. If the Contract has already been issued, this amount will be the current accumulation value of the Contract increased equally by any subsequent premium payments. The Guaranteed Amount is equal to the maximum payouts that can be received under the rider and is reduced by each withdrawal.

Investment Division means a division of Our Separate Account which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the last birthday before the issue date.

Issue Date means the date the contract goes into effect and from which contract anniversaries and contract years are determined.

Maturity Date means the date, specified in Your contract on which income payments will begin. The earliest possible maturity date is the 9th contract anniversary at which time You may annuitize Your full accumulation value. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday.

Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the Contract. Owner is referred to as "You" in the Contract.

Payee means the person who is entitled to receive annuity payments after an annuity is effected. On or after the maturity date, the annuitant will be the payee. If the annuitant or the owner dies prior to the maturity date, then the beneficiary is the payee.

Payment Amount means 7% of the initial Guaranteed Amount will be available for withdrawal under the rider each contract year until the guaranteed amount is depleted if the Optional Guaranteed Minimum Withdrawal Benefit is elected. The amount is increased by 7% of each subsequent premium payment received. This may be reduced if withdrawals within a contract year exceed the Payment amount.

Principal Office means where You can contact Us to pay premiums or take other action, such as transfers between investment divisions. The address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll free)
                         Fax: (866) 270-9565 (toll free)

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to the Company.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the contract.

Surrender Value means the Fixed Account accumulation value plus the Separate Account accumulation value on the date of surrender minus any surrender charge, non-vested premium bonus (if any), premium tax and annual maintenance fee.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at the address shown on the Specification Page of Your contract.

                                     SUMMARY


In this prospectus "We," "Our," "Us," "Midland National," and "Company" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant," because the annuitant and the owner might not be the same.


This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is inforce.

FEATURES OF ADVANTAGE III VARIABLE ANNUITY

The Advantage III Variable Annuity contract provides You with a basic contract to which You can add optional riders. If You choose to add any of these riders, a corresponding charge will be deducted. The flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.


The contracts are available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract). This contract does not offer any additional tax benefits when purchased under a qualified plan. See "Suitability of the Contracts" on page 20 for more detailed information.


This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

Your "Free Look" Right

You have a right to examine the contract and return it to Us for any reason. Your request generally must be postmarked no later than 10 days (or as required by state law) after You receive Your contract. By current company practice, Your request must be postmarked no later than 30 days after You receive Your contract. (see "Free Look" on page 33 for more details).


Your Accumulation value
Your accumulation value depends on:

o the amount and frequency of premium payments,
o the selected portfolio's investment experience,
o interest earned on amounts allocated to the Fixed Account,
o partial surrenders, and
o charges and deductions.


You bear the investment risk under the contract (except for amounts in the Fixed Account). There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account. (See "Your Accumulation value" on page 40).


Flexible Premium Payments

You may pay premiums whenever You want and in whatever amount You want, within certain limits. We generally require an initial minimum premium of at least $10,000. However, if You purchase a qualified contract, We may accept an initial premium of only $2,000. Additional premium payments must be at least $50. By current company practice, we will waive the initial premium for group list bill contracts if each premium payment is at least $50.

You may choose a planned periodic premium. You need not pay premiums according to the planned schedule.

Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is $5,000,000. The maximum amount of premium that currently can be allocated or transferred to the Fixed Account prior to the maturity date is limited to $1,000,000 without prior approval from Us. We reserve the right to further restrict or even eliminate the ability to allocate or transfer to the Fixed Account.

Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)

If You elect the Guaranteed Minimum Withdrawal Benefit (GMWB), We guarantee that You can withdraw the payment amount each contract year until the Guaranteed Amount is depleted regardless of investment performance. The payment amount will increase with each premium deposit by 7% times the premium deposit and may be reduced if withdrawals within a contract year exceed the payment amount. If the GMWB Rider is elected with the Premium Bonus Rider, the Guaranteed Amount will reflect the premium bonus. See "Optional Premium Bonus Rider" on page 39 for more information. If the total payment amount is not withdrawn in any contract year, this amount will not carry over for withdrawals in future years. This rider can be elected at issue or on any contract anniversary.

In exchange for this benefit, We will deduct an extra daily mortality and expense charge at an annual rate that currently ranges from 0.10% to 1.20%, depending on the asset allocation model You elect. This charge is assessed against Your Separate Account accumulation value. The charges for this rider are listed in the "FEE TABLE" on page 15.


After the rider has been inforce for 5 consecutive contract years and after every 5th contract anniversary thereafter, You have the option to "step-up" the Guaranteed Amount. This allows You to increase the Guaranteed Amount to equal the current accumulation value as of the eligible contract anniversary date. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You elect to "step-up" the Guaranteed Amount. At the time You elect to "step-up," We may be charging more or less for this rider. Regardless of when You purchased the rider, We will charge You the current charge at the time You elect to "step-up" Your Guaranteed Amount. Before You decide to "step-up," You should request a current prospectus which will describe the current charge for this benefit.


In order to elect this rider at the time of issue or on any contract anniversary thereafter, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider. You may not elect this rider when money is allocated in the Fixed Account. If money is allocated in the Fixed Account, the money must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before this rider can be elected. For more detailed information on this rider and the "step-up" benefit see the "Optional Guaranteed Minimum Withdrawal Benefit Rider
(GMWB)" detailed information on page 34.


Optional Premium Bonus Rider

If You select the Premium Bonus Rider, then We will apply a credit of 6% to each premium payment that You make in the first contract year. In exchange for this credit, We will charge You an additional fee of 0.65% against Your Separate Account accumulation value each year during the first nine contract years. Also, for the first nine contract years We will reduce the current interest rate declared for the regular portion of the Fixed Account by 0.85% and credit less interest to any amounts in the Fixed Index Interest Account. Over time, the amount of the fees (and interest reductions) may exceed the amount of the premium bonus credited. In general, in order to receive a benefit from this rider, the Separate Account must experience a certain level of positive performance over a number of years and the contract must not be surrendered during the first nine years. Generally, the higher the first year premium and the higher the rate of return, the more advantageous the Premium Bonus Rider becomes and vice versa.


Because the 0.65% charge associated with the Premium Bonus Rider will be assessed against the entire Separate Account value for the first nine contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Premium Bonus Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate Account accumulated value attributable to premium payments made in years one through nine, but no premium bonus will be credited with respect to premium payments made anytime after the first contract year.

If You exercise the right to examine provision in the contract, You will not receive any portion of the bonus amount. In the event of death, withdrawal, annuitization, or surrender of the contract in the first seven contract years, You or Your beneficiary(ies) will only be entitled to that portion of the bonus, if any, that has vested at the time the event occurs. The amount will increase over the seven-year period so that, in contract years 8+, You will be entitled to 100% of the bonus amount. The vesting schedule for the Premium Bonus Rider follows:

                       VESTING OF BONUS SCHEDULE
         Contract year                     Amount Of Bonus Vested
         -------------                     ----------------------
               1                            4/12 of bonus amount
               2                            5/12 of bonus amount
               3                            6/12 of bonus amount
               4                            7/12 of bonus amount
               5                            8/12 of bonus amount
               6                            9/12 of bonus amount
               7                           10/12 of bonus amount
               8+                          12/12 of bonus amount

The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear weather the Optional Premium Bonus Rider is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

Optional Fixed Index Interest Account Rider

If You select the Fixed Index Interest Account Rider, You have the ability to allocate Your initial premium or allocate transfers to a fixed index interest crediting method which credits interest based on an external index. There is no charge for this rider. See "APPENDIX II" on page 73 for more information.


Investment Choices

You may allocate Your accumulation value to the investment divisions of Our Separate Account or to the regular portion of Our Fixed Account, which pays interest at a declared rate, or to the Fixed Index Interest portion of Our Fixed Account, where the amount of interest (if any) depends on an external index and index interest crediting method You choose and other factors, or to a combination of these options.


If You select the Optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider. If You choose to invest any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time, the GMWB rider will terminate. For limitations on premium allocations to the Fixed Account, see "THE FIXED ACCOUNT" on page 31.

For a full description of the portfolios, see the funds' prospectuses, which accompany this prospectus. (See "The Funds" on page 22).

Each portfolio pays a different investment management or advisory fee and different operating expenses. The portfolios may also impose redemption fees, which We would deduct from Your accumulation value. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company. See "Investment Policies Of The Funds' Portfolios" on page 22.


Transfers

You may transfer Your accumulation value among the investment divisions and between the Fixed Account and the investment divisions before the maturity date (although We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners). The amount that You can transfer into the Fixed Account is limited. See "THE FIXED ACCOUNT" on page 31 for details. Transfers into or out of the Fixed Index Interest Account can only be made once each year, on Your contract anniversary. See Appendix II for more information. After the maturity date, You may make two transfers each year among the Separate Account investment divisions.


We require a minimum amount, usually $200 (or 100% of an investment division if less than $200), for each transfer.

Currently, We do not charge for making transfers. However, We reserve the right to assess a $15 administrative charge for each transfer after the 12th transfer in a contract year.


Completed transfer requests received at Our Principal office before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. See definition of "Business day" on page 7. For limitations on transfers to and from the Fixed Account, see "THE FIXED ACCOUNT" on page 31. For restrictions on transfers due to market timing, see "Transfer Limitations" on page 41.


Surrenders

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin. You may also elect a systematic withdrawal option (See "Systematic Withdrawals" on page 49). (Your retirement plan may restrict surrenders.) You may withdraw up to 10% of Your net premiums contractually (premiums less prior partial surrenders, as determined on the date of the surrender request), once each contract year without incurring a surrender charge. However, by current Company practice, We will allow You to withdraw up to 10% of Your gross premium payments without incurring a surrender charge in each contract year. This is not guaranteed. If this option is not exercised or if less than 10% is withdrawn, any unused amount will not be carried over to a subsequent contract year and, generally, will not be carried over to a subsequent withdrawal in the same contract year. However, by current Company practice We will allow You to take Your free surrender amount in multiple withdrawals each contract year without incurring a surrender charge. This is not guaranteed. (See "Free Surrender Amount" on page 50). We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender. We may also deduct an annual maintenance fee. The amount You request plus any surrender charge will be deducted from Your accumulation value. You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 1/2. Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. (See "Surrender Charges on Surrenders" on page 52, "FEDERAL TAX STATUS" on page 55, and "Electing An Annuity Option" on page 60.) Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.


Annuitization Bonus Rider

This rider will be attached to all contracts. When You decide to annuitize Your contract, We will credit Your accumulation value with an additional percentage (of the Accumulation value) based on the payout option You choose as follows:

      o A 4% annuitization bonus will be credited on any payout option available under this contract that guarantees payment for ten or more years.

      o A 2% annuitization bonus will be credited on all other payout options available under this contract.

There is no additional charge for the annuitization bonus rider.

This rider terminates on the earliest of:

      o     the date the contract to which it is attached terminates;

      o     the Maturity date; or

      o full surrender of the contract or death of the Owner or Annuitant, where the Beneficiary does not continue the contract under Spousal Continuance.

Waiver of Surrender Charges for Nursing Home Confinement Rider

This rider will be attached to all contracts issued with annuitants age 75 or less at no additional charge. After the first contract year, We guarantee that We will increase the annual free withdrawal amount available under this contract from 10% of the net premiums to 20% of the net premiums if the annuitant is confined to a qualified nursing care center for a period of at least 90 days and the confinement is medically necessary. By current company practice, after the first contract year, We will increase the annual free withdrawal amount available under this contract to 20% of the gross premiums if the annuitant qualifies for benefits under this rider (this increase is not guaranteed). See "Waiver of Surrender Charges for Nursing Home Confinement Rider" on page 50 for more details.


Risk of Increase in Fees and Charges

Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum level.

Effects of Market Timing

Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the Fixed Account ("Harmful Trading) can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some "market timers" attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage"); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

FEE TABLE

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract. The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer accumulation value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses                    Charge
Sales Load Imposed on Purchase                         None
Maximum Surrender Charge (as a percentage of           9.00%
premiums withdrawn)
Transfer Fee                                           $0-$151
Maximum TSA Net Loan Interest Annual Rate* (of         3.0%
amount in loan account)
*The net loan interest rate is the maximum interest rate We charge (4.5%) less the amount We credit to the Fixed Account balance (1.5%).

Periodic Charges Other Than Portfolio Expenses
The next table lists the fees and expenses that You may pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

                                                       Guaranteed           Current
                                                         Maximum             Charge
Annual Maintenance Fee2                                    $60                 $30
Separate Account Annual Expenses
(as a percentage of average accumulation value)
Mortality and Expense Risk Charge                         1.35%               1.35%


Fixed Index Interest Account Rider                         0%                   0%
Annuitization Bonus Rider                                  0%                   0%
Waiver of Surrender Charges for Nursing Home
Confinement Rider Optional Guaranteed Minimum              0%                   0%
Withdrawal Benefit Rider Charge

  Conservative Asset Allocation Model                     0.10%3              0.10%
  Moderate-Conservative Asset Allocation Model            0.20%3              0.20%
  Moderate Asset Allocation Model                         0.40%3              0.40%
  Moderate-Aggressive Asset Allocation Model              0.75%3              0.75%
  Aggressive Asset Allocation Model                       1.20%3              1.20%

Optional Premium Bonus Rider Charge4 -
(for first nine contract years)                           0.70%               0.65%

Total Separate Account Expenses with the Highest
Combination of Optional Rider Charges                     3.25%               3.20%

1 We reserve the right to impose a $15 charge for each transfer after the twelfth (12th) transfer in a contract year.

2 The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge. We reserve the right to change this fee, however, it will not exceed $60 per contract year. The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on an investment in the Separate Account. The annual maintenance fee is deducted only when the net premiums are less than $50,000. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans. In the examples, the annual maintenance fee is approximated as an annual asset charge of 0.17% (guaranteed) or 0.09% (current) based on the estimated average accumulation value.

3The guaranteed maximum charge for the Optional Guaranteed Minimum Withdrawal Benefit Rider only applies to the initial purchase of the rider. It does not apply if You elect to step-up the benefit or transfer into a new asset allocation model. See "Optional Guaranteed Minimum Withdrawal Benefit Rider
(GMWB)" on page 34.

4In addition to the mortality and expense risk charge associated with this rider, for the first nine contract years, We will reduce the amount of interest credited to the regular Fixed Account by 0.85% and credit less interest to any amounts in the Fixed Index Interest Account.


Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2004 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses            Lowest     Highest
(expenses that are deducted from portfolio company
assets, including management fees, distribution,             0.29%       3.45%

1The portfolio expenses used to prepare this table were provided to Us by the fund(s). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2004. Current or future expenses may be higher or lower than those shown.


For information concerning compensation paid for the sale of the contracts, see "Distribution of the Contracts" on page 67.


EXPENSE EXAMPLES

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and portfolio company operating expenses (for the year ended December 31, 2004).

Both examples assume that You invest $10,000 in the contract for the time periods indicated. The Examples also assume that Your investment has a 5% return each year. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1: Optional Premium Bonus Rider and Optional Guaranteed Minimum Withdrawal Benefit rider using the aggressive asset allocation model are elected; guaranteed charges; highest portfolio expenses (without voluntary waivers of fees or expenses).

 (1) If You surrender or annuitize Your contract at the end of the applicable time period:
                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ -----------
                           $1,532       $2,755       $3,925       $6,577
                           ------------ ------------ ------------ -----------

 (2) If You do NOT surrender Your contract:
                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ -----------
                              $722       $2,725       $3,475      $6,577
                           ------------ ------------ ------------ -----------

Example 2: Optional Premium Bonus Rider and Optional Guaranteed Minimum Withdrawal Benefit Rider are not elected; current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses).

 (1) If You surrender or annuitize Your contract at the end of the applicable time period:
                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ -----------
                              $986       $1,175       $1,389      $2,041
                           ------------ ------------ ------------ -----------

 (2) If You do NOT surrender Your contract:
                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5 Years      10 Years
                           ------------ ------------ ------------ -----------
                              $176         $545         $939      $2,041
                           ------------ ------------ ------------ -----------

The examples do not reflect transfer fees or premium taxes (which may range up to 3.5% depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lower than those shown. The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.


FINANCIAL INFORMATION

Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. A Condensed Financial Statement section was not included in this document, as no contracts had been issued under this prospectus as of December 31, 2004.


CHARGES AND FEES

Surrender Charge

Sales expenses are not deducted from premium payments. However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to effect an annuity and systematic withdrawals. (See "Surrender Charges on Surrenders" on page 52.)


The length of time between the receipt of each premium payment and the surrender determines the surrender charge. For this purpose, premium payments will be deemed to be withdrawn in the order in which they are received and all partial surrenders will be made first from premium payments and then from other accumulation values. The charge is a percentage of the premium withdrawn and is as follows:

        Length of Time
     From Premium Payment            Surrender
       (Number of Years)              Charge
       -----------------              ------
               1                        9%
               2                        8%
               3                        7%
               4                        6%
               5                        5%
               6                        4%
               7                        3%
               8                        2%
               9                        1%
              10+                       0%


No Surrender charge will be assessed upon:

(a) payment of death benefits;
(b) exercise of the free look right; and
(c) surrender of the free surrender amount.

Under Midland National's current Company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules are not subject to surrender charges. We reserve the right to change this practice in the future.

At the time of a withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. For example, if at the beginning of Your second contract year Your net premium was $10,000 and Your accumulation value was $8,000, then in the event of a full surrender, the second year surrender charge percentage of 8% would be charged on the $10,000 net premium amount (less the free surrender amount) and not the $8,000 accumulation value amount.


Surrenders may have tax consequences.  (See "FEDERAL TAX STATUS" on page 55.)


Mortality and Expense Risk Charge

We deduct a 1.35% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense and other risks under the contract. (See "Mortality and Expense Risk Charge" on page 53.)


Annual Maintenance Fee

We currently deduct an annual maintenance fee of $30 from each contract. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans, and for contracts with net premiums of $50,000 or more on the contract anniversary. (See "CHARGES, FEES AND DEDUCTIONS" on page 52.)


Transfer Fee

There may be a $15 charge for each transfer in excess of 12 in any one contract year.

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your accumulation value at surrender, death or annuitization. (See "Premium Taxes" on page 54).


Optional Rider Charges

We deduct an additional fee if You select the optional Premium Bonus Rider or the Optional Guaranteed Minimum Withdrawal Benefit Rider. See "FEE TABLE" on page 15.


Loan Charge (TSA Contracts Only)

Loan interest is charged in arrears on any outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract quarter (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the owner or annuitant) and will bear interest at the same rate of the loan. We charge an annual interest rate of 3.5% on loans without the Premium Bonus rider and 4.5% on loans with the Premium Bonus rider.

After offsetting the 1.5% annual interest rate that We guarantee We will credit to the portion of Our Fixed Account securing the loan against the maximum loan interest rate of 3.5%, the maximum guaranteed net cost of the loans is 2.0% annually without the Premium Bonus rider.

If you purchase the optional Premium Bonus Rider, the loan interest charges will be increased by 1% to a rate of 4.5% per year. After offsetting the 1.5% annual interest rate, that We guarantee We will credit to the portion of Our Fixed Account securing the loan, against the maximum loan interest rate of 4.5%, the maximum guaranteed net cost of the loans is 3.0% annually.

                   ADDITIONAL INFORMATION ABOUT ADVANTAGE III

SUITABILITY OF THE CONTRACTS

Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment. In addition, the contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes. Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment.

DEATH BENEFIT

The Advantage III Variable Annuity contract pays a death benefit when the annuitant or owner dies before the maturity date if the contract is still inforce. The death benefit is equal to the greater of (a) the accumulation value, less any out standing loan and loan interest, or (b) net premiums , less any out standing loan and loan interest, at the time We receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required. Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested premium bonus.

If the annuitant or owner dies on or after the maturity date, then any remaining Guaranteed Amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the death. Other rules relating to distributions at death apply to qualified contracts.

OTHER PRODUCTS

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios. These contracts may have different charges and may offer different benefits. We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs. To obtain more information about these contracts, contact Your agent, or call Us at (877) 586-0240.

INQUIRIES AND CORRESPONDENCE

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

You currently may send correspondence and transaction requests to Us by facsimile or telephone at the numbers listed above. Any requests for partial withdrawals, transfers, and surrenders sent to another number may not be considered received at Our Principal office. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the annuitant, or other identifying information. We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal Office. You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal Office.

STATE VARIATIONS

Certain provisions of the contracts may be different than the general description in this prospectus. See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Principal office for additional information that may be applicable to Your state.

                        SEPARATE ACCOUNT C AND THE FUNDS

OUR SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS

The "Separate Account" is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment contracts. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds. You may allocate part or all of Your premiums to any of the investment divisions of Our Separate Account.

The Funds

Each of the 69 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:

(a) AIM Variable Insurance Funds,
(b) Alger American Fund,
(c) American Century Variable Portfolios, Inc.,
(d) Calvert Variable Series, Inc.,
(e) Fidelity's Variable Insurance Products Fund,
(f) Goldman Sachs Variable Insurance Trust,
(g) JPMorgan Series Trust II,
(h) Janus Aspen Series,
(i) Lord Abbett Series Fund, Inc.,
(j) MFS(R)Variable Insurance TrustSM,
(k) Neuberger Berman AMT Portfolios,
(l) PIMCO Variable Insurance Trust,
(m) Premier VIT,
(n) Rydex Variable Trust, and
(o) Van Eck Worldwide Insurance Trust.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus, and in the fund's Statements of Additional Information. You should read the portfolios' prospectuses carefully before allocating or transferring money to any portfolio.

We may from time to time receive revenue from the funds and/or from their managers. The amounts of the revenue, if any, may be substantial, may vary from portfolio to portfolio, and may be based on the amount of Our investment in the funds. Currently these revenues range from 0.05% to 0.50% of Midland's investment in the funds.

Investment Policies Of The Funds' Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies. No one can promise that any portfolio will meet its investment objective. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives. The objectives of the portfolios are as follows:


----------------------------------- -----------------------------------------------------------------------------------------------
Portfolio                           Objective
----------------------------------- -----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund    Seeks capital growth.  The Fund normally invests 80% of its net assets in the equity
- Series I Shares                   securities and equity-related instruments of companies involved in the financial services sector.
----------------------------------- -----------------------------------------------------------------------------------------------
AIM V.I. Global Health Care         The fund seeks capital growth.  The fund seeks to meet its objectives by investing normally
Fund- Series I Shares               at least 80% of its assets in securities of health care industry companies.

----------------------------------- -----------------------------------------------------------------------------------------------
AIM V.I. Technology Fund -          Seeks capital growth to make an investment grow by aggressive management.  The Fund
Series I Shares                     normally invests primarily at least 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care.
----------------------------------- -----------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund - Series    Seeks capital growth and current income.  The Fund normally invests 80% of its net assets
I Shares                            in the equity securities and equity-related instruments of companies engaged in utilities-related industries.

-----------------------------------------------------------------------------------------------------------------------------------
Alger American Fund
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio     Seeks long-term capital appreciation.  It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management.  Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.
                                    The portfolio considers a large company to have a market capitalization of $1 billion or greater.
----------------------------------- -----------------------------------------------------------------------------------------------
Alger American Leveraged            Seeks long-term capital appreciation.  Under normal circumstances, the portfolio invests, in
AllCap Portfolio                    the equity securities of companies of any size which demonstrate promising growth potential.  The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.  By borrowing money, the portfolio has the potential to increase its returns if the increase in value of the securities purchased exceeds the cost of borrowing including interest paid on the money borrowed.
----------------------------------- -----------------------------------------------------------------------------------------------
Alger American MidCap Growth        Seeks long-term capital appreciation.  It focuses on midsize companies with promising
Portfolio                           growth potential.  Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the
                                    S&P MidCap 400 Index(R).
----------------------------------- -----------------------------------------------------------------------------------------------
Alger American Small                Seeks long-term capital appreciation.  It focuses on small, fast growing companies that offer
Capitalization Portfolio            innovative products, services or technologies to a rapidly expanding marketplace.  Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.  A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index(R) or the S&P SmallCap
                                    600(R) Index.
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced        Seeks long-term growth and current income.  Invests approximately 60 percent of its assets
Fund                                in equity securities that management considers to have better than average potential for appreciation and the remainder in bonds and other fixed income securities.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Capital         Seeks capital growth by investing primarily in common stocks that management considers to
Appreciation Fund                   have better-than-average prospects for appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Income &        Seeks capital growth by investing in common stocks. Income is a secondary objective. The
Growth Fund                         Portfolio will seek to achieve its investment objective by investing in common stocks.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Inflation       Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.
Protection Fund
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP                 Seeks capital growth by investing primarily in securities of foreign companies that
International Fund                  management believes to have potential for appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Large           Seeks long-term capital growth.  Income is a secondary objective.
Company Value Fund
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Mid Cap         Seeks long-term capital growth.  Income is a secondary objective.  Invests primarily in
Value Fund                          equity securities of companies that management believes to be undervalued.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Ultra(R)        Seeks long-term capital growth by investing in common stocks considered by management
Fund                                to have better-than-average prospects for appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Value           Seeks long-term capital growth with income as a secondary objective.  Invests primarily in
Fund                                equity securities of well-established companies that management believes to be under-valued.
----------------------------------- -----------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.,
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series Social      Seeks growth of capital through investment in stocks of issuers in industries believed to
Equity Portfolio                    offer opportunities for potential capital appreciation and which meet the Portfolio's investment and social criteria.
----------------------------------- -----------------------------------------------------------------------------------------------
Calvert Variable Series Social      Seeks to provide long-term capital appreciation by investing primarily in a nondiversified
Mid Cap Growth Portfolio            portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
----------------------------------- -----------------------------------------------------------------------------------------------
Calvert Variable Series Social      Seeks to provide long-term capital appreciation by investing primarily in equity securities
Small Cap Growth Portfolio          of companies that have small market capitalization's.
----------------------------------- -----------------------------------------------------------------------------------------------
Fidelity's Variable Insurance Products Funds
-----------------------------------------------------------------------------------------------------------------------------------
VIP Asset Manager:                  Seeks to maximize total return by allocating its assets among stocks, bonds, short-term
Growth Portfolio                    instruments, and other investments.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Asset ManagerSM                 Seeks to obtain high total return with reduced risk over the long term by allocating its
Portfolio                           assets among stocks, bonds, and short-term instruments.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Balanced Portfolio              Seeks income and capital growth consistent with reasonable risk.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio         Seeks long-term capital appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Equity-Income                   Seeks reasonable income by investing primarily in income-producing equity securities.  In
Portfolio                           choosing these securities, the Investment Manager will consider the potential for capital appreciation.  The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Growth & Income Portfolio       Seeks high total return, combining current income and capital appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Growth Opportunities            Seeks to provide capital growth.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Growth Portfolio                Seeks to achieve capital appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP High Income Portfolio           Seeks a high level of current income, while also considering growth of capital.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Index 500 Portfolio             Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the
                                    Standard & Poor's Composite Index of 500 stocks.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Investment Grade Bond           Seeks as high a level of current income as is consistent with the preservation of capital.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
VIP MidCap Portfolio                Seeks long term growth of capital.
----------------------------------- -----------------------------------------------------------------------------------------------

VIP Money Market                    VIP Money Market Portfolio seeks as high a level of current income as is consistent with
Portfolio1                          preservation of capital and liquidity by investing in money market instruments.

----------------------------------- -----------------------------------------------------------------------------------------------
VIP Overseas Portfolio              Seeks long-term growth of capital.
----------------------------------- -----------------------------------------------------------------------------------------------
VIP Value Strategies Portfolio      Seeks capital appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORESM            Seeks long-term growth of capital.
Small Cap Equity Fund
----------------------------------- -----------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and        Seeks long-term growth of capital and growth of income.
Income Fund
----------------------------------- -----------------------------------------------------------------------------------------------
Goldman Sachs VIT MidCap            Seeks long-term capital appreciation.
Value Fund
----------------------------------- -----------------------------------------------------------------------------------------------
JPMorgan Series Trust II
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series      Seeks to provide high total return consistent with moderate risk of capital and maintenance
Trust II)                            of liquidity.
----------------------------------- -----------------------------------------------------------------------------------------------
JPMorgan Small Company               Seeks to provide high total return from a portfolio of small company stocks.
Portfolio (Series Trust II)
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and        Seeks long-term capital growth and current income.
Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income          Seeks long-term growth of capital and income without excessive fluctuations in market value.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
Lord Abbett International            Seeks long-term capital appreciation, invests primarily in equity securities of non-U.S.
Portfolio                            Issuers.
----------------------------------- -----------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value            Seeks capital appreciation through investments, primarily in equity securities, which are
Portfolio                            believed to be undervalued in the marketplace.
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Emerging Growth Series        Seeks to provide long-term growth of capital and future income.
----------------------------------- -----------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series        Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.
----------------------------------- -----------------------------------------------------------------------------------------------
MFS(R)New Discovery Series           Seeks capital appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
MFS(R) Research Series               Seeks to provide long-term growth of capital and future income.
----------------------------------- -----------------------------------------------------------------------------------------------
Neuberger Berman
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT                Seeks long-term capital growth.  The portfolio manager also may consider a company's
Fasciano Portfolio                  potential for current income prior to selecting it for the fund.
----------------------------------- -----------------------------------------------------------------------------------------------
Neuberger Berman AMT                Seeks growth of capital.
Mid-Cap Growth Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------
Neuberger Berman AMT                Seeks growth of capital.
Regency Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio      Seeks maximum total return, consistent with preservation of capital and prudent investment management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Low Duration              Seeks maximum total return consistent with preservation of capital and prudent investment
Portfolio                           management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio     Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio    Seeks maximum total return, consistent with preservation of capital and prudent investment management.

-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap         The Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion at the time of purchase that the investment adviser believes are undervalued in the marketplace.
----------------------------------- -----------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance       The Portfolio invests generally in equity securities of companies with market capitalizations of $1 billion to $10 billion that the investment adviser or the sub-adviser believes are undervalued relative to their industry group and whose business fundamentals are expected to improve, although it may invest in companies in any capitalization range.

-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The current benchmark is the inverse of the performance of the
                                    NASDAQ 100 Index(TM)(the "underlying index").  If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing.  When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount.
                                    (e.g. if then underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on the day).
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Juno Fund                  The Fund pursues its investment objective through what is sometimes referred to as
                                    "master-feeder arrangement." The Fund invests all of its assets in the Juno Master Fund, a separate series of the Trust with an identical investment objective.
                                    Unlike a traditional index fund, the Juno Master Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the
                                    Juno Master Fund enters into short sales and engages in futures and options transactions and may enter into swap agreements. On a day-to-day basis, the Juno Master Fund holds
                                    U.S. Government securities or cash equivalents to collateralize these obligations.
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Nova Fund                  The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").
                                    If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT OTC Fund                   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the
                                    "underlying index").
                                    If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value
                                    of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund       The fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.  Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on several measures of price momentum.  The Fund then invests in the top ranked industries.  Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector.  The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions.  The
                                    Fund may also enter into short sales.
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT U.S. Government            The U.S. Government Bond Fund seeks to provide investment results that correspond to a
Bond Fund                           benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. If the Fund meets its objective, the value of the
                                    Fund's shares should increase on a daily basis by 120% of any price increase by the Long
                                    Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the
                                    Fund's shares should decline on a daily basis by 120% of any price decline of the Long
                                    Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).
----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT U.S. Government            The U.S. Government Money Market Fund (the "Money Market Fund") seeks to provide
Money Market Fund1                  security of principal, high current income, and liquidity.


----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                  The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R)Index (the "underlying index").
                                    If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing.  When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by
                                    5%, the value of the Fund's shares should go down by 5% on that day).
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund         Seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging          Seeks long-term capital appreciation by investing in primarily equity securities in emerging
Markets Fund                        markets around the world.  The Fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets       Seeks long-term capital appreciation by investing primarily in "hard asset securities."
Fund                                Income is a secondary consideration.  Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate, and commodities.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate       Seeks to maximize return by investing in equity securities of domestic and foreign companies
Fund                                that own significant real estate assets or assets that principally are engaged in the real estate industry.
----------------------------------- -----------------------------------------------------------------------------------------------

1During extended periods of low interest rates, the yields of the money market investment divisions may become extremely low and possibly negative.


A I M Advisors, Inc. manages the AIM Variable Insurance Funds, Fred Alger Management, Inc. manages the Alger American Fund. American Century Investment Management, Inc. manages the American Century VP Portfolios. Calvert Asset Management Company, Inc. manages the Calvert Variable Series, Inc. Fidelity Management & Research Company manages the VIP Portfolios. Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds. JPMorgan Investment Management, Inc. manages the JPMorgan Series Trust II. Janus Capital Management LLC, manages the Janus Aspen Series. Lord Abbett & Co. LLC manages the Lord Abbett Series Fund, Inc. MFS(R)Investment Management manages the MFS(R)Variable Insurance TrustSM. Neuberger Berman Management, Inc. manages the AMT Portfolios. OpCap Advisors LLC serves as the advisor to Premier VIT. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. Rydex Global Advisors manages the Rydex Variable Trust. Van Eck Associates Corporation manages the Van Eck Worldwide Insurance Trust.

The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for mixed and shared funding. The funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.

The Fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.


The fund portfolios offered through the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) will compensate Us for providing administrative, marketing, and support services that would otherwise be provided by the fund, the fund's investment advisor, or its distributor. (See "Distribution of the Contracts," on page 67. You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You, decisions regarding investment allocations should be carefully considered.


In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each Fund's prospectus, statement of additional informational information and annual and semi/annual reports. Other sources such as the fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations related to a fund or portfolio. You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the risk of any decline in the accumulation value of your contract resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio, and substitute share of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

AMOUNTS IN OUR SEPARATE ACCOUNT

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant or owner dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of that day, if it is a business day. If it is not a business day, We will use the unit value on the next business day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each business day. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the funds' expenses. The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account currently at an effective annual rate of either 1.35% (for the basic contract only) or up to 3.25% (if You elect both of the optional riders and the aggressive asset allocation model). Additional information on the accumulation unit values is contained in the SAI.

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our Fixed Account. The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT

We have the right to modify how We operate the Separate Account. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

      o add investment divisions to, or remove investment divisions from Our Separate Account;

      o     combine two or more divisions within Our Separate Account;

      o withdraw assets relating to Our variable annuities from one investment division and put them into another;

      o eliminate a portfolio's shares and substitute shares of another portfolio of the funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account's purposes. However, if required, We would first seek approval from the Securities and Exchange Commission and, the insurance regulator where the contract is delivered;

      o end the registration of Our Separate Account under the Investment Company Act of 1940;

      o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940);

      o disregard instructions from contract owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory authorities, or otherwise pursuant to insurance law or regulation); and

      o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our Fixed Account, then You may do so, without charge, by writing to Our Principal office. At the same time, You may also change how Your net premiums are allocated.

                                THE FIXED ACCOUNT


You may allocate some or all of Your accumulation value to the Fixed Account, subject to certain limitations described below. There are two different portions, or sections, in the Fixed Account. The regular portion of the Fixed Account pays interest at a declared rate, which is currently 2.5% per year (We can change this rate). The guaranteed minimum interest rate in the regular Fixed Account is 1.5%. If You elect the Premium Bonus Rider, this rate will be reduced by 0.85% currently, (to a current interest rate of 1.65%) for the first nine contract years. The reduced interest rate associated with the Premium Bonus Rider will never fall below 1.50%.

The other portion of the Fixed Account, referred to as the Fixed Index Interest Account, is for the Fixed Index Interest Account Rider. Under this rider, interest, if any, depends on the performance of an external index and the index interest crediting method that you select, and also on certain variables that we set, at our discretion (subject to certain limits), each year. The minimum interest rate on the Fixed Index Interest Account is 0%. The Fixed Index Interest Account Rider is described in Appendix II to this prospectus.


Money cannot be lost in either portion of the Fixed Account except through surrender charges, non-vested premium bonus (if any), partial surrenders, transfers, or fees and expenses. Your surrender value from the Fixed Account is guaranteed to be 100% of premiums and transfers into the regular portion of the Fixed Account plus interest and 100% of premiums and transfers into the Fixed Index Interest Account plus any previous index interest credits minus any surrender charges, non-vested premium bonus (if any), partial surrenders, transfers, or fees and expenses.

The Fixed Account supports Our insurance and annuity obligations. Certain states do not permit allocations to and transfers from the Fixed Account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the Fixed Account.

You may not select the Optional Guaranteed Minimum Withdrawal Benefit rider when money is allocated to the either portion of the Fixed Account. If money is allocated in the Fixed Account, the money must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before this rider can be elected. After the GMWB is selected, You may not invest in the Fixed Account at any time or the GMWB rider will terminate. You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider.

You may accumulate amounts in the Fixed Account by:

o  allocating net premiums,
o  transferring amounts from the investment divisions, or
o  earning interest on amounts You already have in the Fixed Account

Transfers, partial surrenders and allocated deductions reduce this amount. We reserve the right to limit the amount that, over the contract's life, You can allocate to the Fixed Account through allocating premiums and net transfers (amounts transferred in minus amounts transferred out).

The maximum additional allocation to the Fixed Account in any contract year is limited to a total of $5,000. The sum of new premiums allocated plus any amount transferred from the Separate Account to the Fixed Account cannot exceed a total of $5,000 in any contract year without prior Company approval. Each request to exceed this maximum will be reviewed on a case-by-case basis.

The maximum amount of premium that can be allocated or transferred to the Fixed Account prior to the maturity date is $1,000,000. This amount cannot be exceeded without prior Company approval. Each request to exceed this maximum will be reviewed on a case-by-case basis.

We pay interest on all Your amounts in the regular portion of the Fixed Account. Currently, We intend to declare those interest rates in advance and guarantee these rates for one-year periods. You bear the risk that We will not credit regular Fixed Account interest above the 1.5% minimum. We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the regular portion of the Fixed Account, regardless of the investment performance of any part or all of Our Fixed Account assets.

You may transfer amounts among the investment divisions and between the Fixed Account and any investment divisions (subject to "Transfer Limitations" below). Generally, the total amount transferred out of the Fixed Account in any contract year is limited to 20% of the accumulation value in the Fixed Account at the beginning of the contract year. However, by current Company practice, We will allow you to transfer the greater of $5,000 or 20% the accumulation value in the Fixed Account at the beginning of the contract year. This is not guaranteed. This limit does not apply to transfers made in a Dollar Cost Averaging program.


Transfers into and out of the Fixed Index Interest Account can only be made once each contract year, and only on the contract anniversary. See Appendix II and the Fixed Index Interest Account Rider. The transfer restrictions do not apply separately to the regular Fixed Account and the Fixed Index Interest Account.


The Fixed Account may not be available in all states. Your state of issue will determine if the Fixed Account is available on Your contract. Please check Your contract form to see if the Fixed Account is available on Your contract.

                     DETAILED INFORMATION ABOUT THE CONTRACT

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

To buy a contract, You must send Us an application form and an initial premium payment of at least $10,000, or $2,000 for a qualified contract. By current company practice, We will waive the initial premium for group list bill contracts if each premium payment is at least $50. This sale must take place through a representative who is licensed and registered to sell the contract. Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations. Additional premium payments, of at least $50 may then be made payable to Midland National Life and mailed to the Principal office. If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete. Your initial premium is held in a non-interest bearing suspense account (which is part of our general account) until Your contract is issued or Your premium is refunded.

We will allocate Your initial premium payment according to Your instructions if We receive it or accept Your application (whichever is later) at Our Principal office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time). We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our Fixed Account and/or investment divisions of Our Separate Account.

We offer variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and accumulation value. To obtain more information about these other contracts, contact Our Principal office.

FREE LOOK

You generally have a 10-day Free Look period after You receive Your contract. You may review it and decide whether to keep or cancel it. If You cancel the contract, then You must return it to the agent who sold it to You or to Our Principal office. If You cancel Your contract, then We will return:

1. the accumulation value less any premium bonus credit, or
2. if greater and if required by law, the full premium payment.

The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements. By current company practice, Your request must be postmarked no later than 30 days after You receive Your contract. The accumulation value will reflect both the positive and negative investment performance of the investment divisions of Our Separate Account chosen by You in the contract application.

TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one annuity contract for another in a "tax-free exchange" under the Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise).

ALLOCATION OF PREMIUM PAYMENTS

You will specify Your desired premium allocation on the contract's application form. Your instructions in Your application will dictate how to allocate Your premiums. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. We reserve the right to limit the number of investment divisions in which You can have funds invested. In certain states, allocations to and transfers from the Fixed Account are not permitted.

If You select the Optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not invest any part of Your accumulation value in an investment division that is not a part of the asset allocation model You selected, the Fixed Account or Fixed Account DCA program at any time or the rider will terminate.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Principal office and telling Us what changes You wish to make. These changes will effect transactions as of the date We receive Your request at Our Principal office. Changing Your allocation instructions will not change the way Your existing contract fund is apportioned among the investment divisions or the Fixed Account. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on page 44).


Optional Guaranteed Minimum Withdrawal Benefit Rider (GMWB)

If You elect the Guaranteed Minimum Withdrawal Benefit (GMWB), We guarantee that You can withdraw the payment amount each year until the Guaranteed Amount is depleted regardless of investment performance. The payment amount will increase with each premium deposit by 7% times the premium deposit and may be reduced if withdrawals within a year exceed the payment amount. If the GMWB Rider is elected with the Premium Bonus Rider, the Guaranteed Amount will reflect the premium bonus. See "Optional Premium Bonus Rider" on page 39 for more information. If the total payment amount is not withdrawn in any contract year, this amount will not carry over for withdrawals in future contract years. In exchange for this benefit, We will charge You an additional mortality and expense charge daily that currently ranges from 0.10% to 1.20%, depending on the asset allocation model You elect. This charge will be assessed against Your Separate Account accumulation value. The charges for this rider are listed in the "FEE TABLE" on page 15.


You may not elect this rider when money is allocated in either portion of the Fixed Account. If money is allocated in the Fixed Account, the money must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before this rider can be elected.

After the rider has been inforce for 5 consecutive contract years and after every 5th contract year thereafter, You have the option to "step-up" the Guaranteed Amount. This allows You to increase the Guaranteed Amount to equal the current accumulation value as of the eligible contract anniversary date. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You elect to "step-up" the Guaranteed Amount. At the time You elect to "step-up", We may be charging more or less for this rider. Regardless of when You purchased the rider, We will charge You the current charge at the time You elect to "step-up" Your Guaranteed Amount. Before You decide to "step-up", You should request a current prospectus which will describe the current charge for this benefit.

There are five asset allocation models available to all contract owners on an optional basis. However, in order to elect this rider at the time of issue or on any contract anniversary thereafter, You must invest 100% of Your accumulation value in one of these five asset allocation models. You may not transfer any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time or the GMWB rider will terminate.


If You do not elect this rider when you purchase the contract, You have 30-days from any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider. The guaranteed amount will be equal to the accumulation value as of the eligible contract anniversary date. Any transactions that have occurred between the eligible anniversary date and rider election date could affect the guaranteed amount and payment amount. There is no charge for utilizing the asset allocation models. The asset allocation models are available to You whether or not You elect the GMWB rider.


You must choose from one of the five asset allocation models listed below if you elect the GMWB rider. You may only invest in one asset allocation model at any given time. Please keep in mind that no investment strategy assures a profit or protects against a loss in a declining market.

Conservative - The conservative investor is particularly sensitive to short-term losses, but still has the goal of beating expected inflation over the long run. A conservative investor's aversion to short-term losses could compel them to shift into the most conservative investment if the losses occur. Conservative investors would accept lower long-term return in exchange for smaller and less frequent changes in portfolio value. Analyzing the risk-return choices available, a conservative investor is usually willing to accept a lower return in order to assure safety of his or her investment. If You select this asset allocation model, the charge for this rider is 0.10%.

The Conservative model is made up of the following percentages:
o  45% Intermediate Bonds
o  30% Cash Equivalents
o  8% LargeCap Value
o  5% High-Yield Bonds
o  5% International Equity
o  4% LargeCap Growth
o  3% MidCap Equity

Moderate Conservative - Appropriate for the investor who seeks both modest capital appreciation and income from his/her portfolio. This investor will have either a moderate time horizon or a slightly higher risk tolerance than the most conservative investor in a conservative range. While this range is still designed to preserve the investor's capital, fluctuation in value may occur from year to year. If You select this asset allocation model, the charge for this rider is 0.20%.

The Moderate Conservative model is made up of the following percentages:
o  34% Intermediate Bonds
o  20% Cash Equivalents
o  13% LargeCap Value
o  5% High-Yield Bonds
o  11% International Equity
o  8% LargeCap Growth
o  6% MidCap Equity
o  3% SmallCap Equity

Moderate - The moderate investor is willing to accept more risk than the conservative investor is, but is probably not willing to accept the short-term risk associated with achieving a long-term return substantially above the inflation rate. A moderate investor is somewhat concerned with short-term losses and would shift to a more conservative option in the event of significant short-term losses. The safeties of investment and return are of equal importance to the moderate investor. If You select this asset allocation model, the charge for this rider is 0.40%.

The Moderate model is made up of the following percentages:
o  27% Intermediate Bonds
o  10% Cash Equivalents
o  18% LargeCap Value
o  4% High-Yield Bonds
o  16% International Equity
o  12% LargeCap Growth
o  8% MidCap Equity
o  5% SmallCap Equity

Moderate Aggressive - Designed for investors with a high tolerance for risk and a longer time horizon. This investor has little need for current income and seeks above-average growth from his/her investable assets. The main objective of this range is capital appreciation, and these investors should be able to tolerate moderate fluctuation in their portfolio values. If You select this asset allocation model, the charge for this rider is 0.75%.

The Moderate Aggressive model is made up of the following percentages:
o  21% Intermediate Bonds
o  21% LargeCap Value
o  3% High-Yield Bonds
o  22% International Equity
o  16% LargeCap Growth
o  10% MidCap Equity
o  7% SmallCap Equity

Aggressive - The aggressive portfolio should be constructed with the goal of maximizing long-term expected returns rather than to minimize possible short-term losses. The aggressive investor values high returns relatively more and can tolerate both large and frequent fluctuations in portfolio value in exchange for a higher return. If You select this asset allocation model, the charge for this rider is 1.20%.

The Aggressive model is made up of the following percentages:
o  6% Intermediate Bonds
o  24% LargeCap Value
o  28% International Equity
o  19% LargeCap Growth
o  13% MidCap Equity
o  10% SmallCap Equity

On each contract anniversary Your accumulation value will automatically rebalance to the original asset allocation percentages established by Your most recent designation. If You chose not to rebalance the accumulation value on any contract anniversary, the rider will terminate.

Transfers of the accumulation value from one asset allocation model to another asset allocation model will not impact the overall Guaranteed Amount or payment amount. However, We may be charging more or less for each asset allocation model at the time You request the transfer. If You choose to transfer to a different asset allocation model, Your charge will increase or decrease to the amount currently charged for new contracts in effect on the date the transfer is made. When this transfer is made, Your accumulation value will automatically rebalance to the new model's asset allocation percentages. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You transfer to a new asset allocation model. You should request a current prospectus which will describe the current charges for each asset allocation model before initiating a request to transfer to a different asset allocation model.


The Guaranteed Amount is effective if the total amount of partial withdrawals taken in any one contract year do not exceed the payment amount. If the total partial withdrawals taken in any one contract year does exceed the payment amount, then the payment amount and the Guaranteed Amount will be recalculated and may be reduced. Examples showing the effects of a withdrawal on the payment amount are shown in Appendix Ion page 71. The payment amount can never exceed the Guaranteed Amount. If the Guaranteed Amount becomes less than the payment amount, the payment amount will be reset to equal the Guaranteed Amount.

Anything withdrawn up to the payment amount is considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the payment amount. If the payment amount exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the payment amount, surrender charges will be applied on the withdrawal amount that exceeds the payment amount.


If You exercise the right to examine provision in the contract, You will not receive any portion of the Guaranteed Amount from the GMWB.

You may elect to "step-up" Your benefit after the rider has been inforce for 5 consecutive contract years and every fifth contract anniversary thereafter. If You elect to "step-up" Your benefit, the Guaranteed Amount will be the current accumulation value as of the eligible anniversary date. If the "step-up" option is chosen, the payment amount is recalculated to be the greater of the current payment amount, and 7% times the "stepped-up" Guaranteed Amount. You have 30 calendar days after each eligible contract anniversary, to notify Us, in writing or via facsimile, that You have chosen this option. At the time You elect to "step-up", We may be charging more or less for this rider. Regardless of when You purchased Your contract, We will charge You the current charge for new contracts in effect at the time You elect to "step-up" Your Guaranteed Amount. Before You decide to "step-up", You should request a current prospectus, which will describe the current charges for this rider. We will not accept any request to exercise the "step-up" benefit after the 30th calendar day following any eligible anniversary. You may not exercise the option to "step-up" if Your current Guaranteed Amount is higher than Your current accumulation value.

If a withdrawal of the Payment amount reduces the accumulation value of Your Contract to zero, but does not reduce the Guaranteed Amount to zero, the remaining Guaranteed Amount will be paid out as an Annuity Payout Option until the Guaranteed Amount is depleted. While you are receiving the Annuity Payout Option, You may not make additional Premium Payments. When the last Payout is made, Your Contract will terminate.

This rider will terminate:

      o upon death of the owner unless the contract is continued under a spousal continuation option;

      o if funds are transferred outside any of the five asset allocation models designated by Us -

      o if You discontinue the automatic rebalance feature of this rider on any contract anniversary;

      o     if You exercise the loan provision;

      o     if You write to Us requesting termination of the rider; or

      o     if You surrender or annuitize Your contract.

If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full payment amount that year. If the rider terminates for any reason other than a full surrender of the contract, We will continue the charge against Your accumulation value until the next contract anniversary date. If You surrender Your contract in the middle of a contract year the charge will terminate at that time so you will only pay a prorated proportion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum Guaranteed Amount for this rider is $5,000,000. The maximum issue ages are 75 for single owners/annuitants and age 80 for joint owners/annuitants.


For examples on how the Optional Guaranteed Minimum Withdrawal Benefit is calculated please see "Appendix I" on page 71.

Optional Premium Bonus Rider

At the time of Your application, You may choose the Premium Bonus Rider that will add a credit of 6% to Your premium payments received during the first contract year. A portion of this bonus will vest over each of the first seven contract years. Currently, We will deduct an additional daily Separate Account charge at an annual rate of 0.65% for this rider. We reserve the right to increase this charge but it will never exceed the maximum guaranteed charge of 0.70%. We expect to profit from this charge. We deduct the daily charge against Your Separate Account accumulation value only during the first nine contract years. We will also reduce the current interest rate declared for the regular portion of the Fixed Account by 0.85% for the first nine contract years. In addition, we will credit a lower rate of interest, if any, on amounts in the Fixed Index Interest Account.

If You exercise the right to examine "Free Look" provision in the contract, You will not receive any portion of the bonus amount. In the event of death, annuitization, withdrawal (including any free surrender amounts), or surrender of the contract in the first seven contract years, You or Your beneficiary(ies) will only be entitled to that portion of the bonus, if any, that has vested at the time the event occurs. The amount will increase over the seven-year period so that, in contract years 8+, You will be entitled to 100% of the bonus amount. The vesting schedule for the Premium Bonus Rider follows:

                             VESTING OF BONUS SCHEDULE
               Contract year                     Amount Of Bonus Vested
               -------------                     ----------------------
                     1                            4/12 of bonus amount
                     2                            5/12 of bonus amount
                     3                            6/12 of bonus amount
                     4                            7/12 of bonus amount
                     5                            8/12 of bonus amount
                     6                            9/12 of bonus amount
                     7                           10/12 of bonus amount
                     8+                          12/12 of bonus amount

Electing a Premium Bonus Rider may be beneficial to You only if You own the contract for sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional charge associated with the Premium Bonus Rider. In general, in order to receive a benefit from this rider, the Separate Account must experience a certain level of positive performance over a number of years and the contract must not be surrendered during the first nine years. Generally, the higher the first year premium and the higher rate of return, the more advantageous the Premium Bonus Rider becomes and vice versa. If the contract is owned for a short period of time or the investment performance of the underlying portfolios is not sufficient to compensate for the additional charges associated with this rider in the first nine contract years, the charges for this rider may exceed the benefit.

Because the 0.65% annual charge associated with the Premium Bonus Rider will be assessed against the entire Separate Account value for the first nine contract years and the 0.85% reduction in the regular portion of the Fixed Account and the reduced interest rates in the Fixed Index Interest Account will apply to the entire Fixed Account value for the first nine contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Premium Bonus Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate Account accumulated value attributable to premium payments made in the first nine contract years, but no bonus will be credited with respect to premium payments made anytime after the first contract year.

The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear weather the Optional Premium Bonus Rider is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

YOUR ACCUMULATION VALUE

Your accumulation value is the sum of Your amounts in the various investment divisions and in the Fixed Account. Your accumulation value reflects the investment performance of the portfolios in the investment divisions, any premium payments made, any surrenders, any transfers, loans, withdrawals, and any charges assessed in connection with the contract. There is no guaranteed minimum accumulation value. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the Fixed Account. Your accumulation value in the Fixed Account will be reduced by the contract fees and charges We deduct and the effects of any contract transactions (loans, surrenders, and transfers) on Your accumulation value in the Fixed Account. There is no guaranteed minimum accumulation value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division's performance will cause Your accumulation value to go up or down.

Transfers of Accumulation Value

You generally may transfer amounts among the investment divisions and between the Fixed Account and any investment division prior to maturity date.

If You select the Optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider. You may not transfer any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time or the GMWB rider will terminate.


The amount that You can transfer into or out of the Fixed Account is limited. See "THE FIXED ACCOUNT" on page 31 for details. In addition, transfers into and out of the Fixed Index Interest Account can only be made on the contract anniversary. See Appendix II for details.


Currently, You may make an unlimited number of transfers of accumulation value in each contract year prior to the maturity date (subject to the "Transfer Limitations" below). However, We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year.


The minimum transfer amount is $200 or 100% of an investment division if less than $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum. Completed transfer requests received at Our Principal office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. For information regarding telephone or facsimile requests, see "Inquiries" on page 21. For limitations on transfers to and from the Fixed Account, see "THE FIXED ACCOUNT" on page 31 and Appendix II.


After the maturity date, You can make only two transfers per contract year and only among the investment divisions of the Separate Account.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

TRANSFER LIMITATIONS

Frequent, large, programmed, or short-term transfers among investment divisions, such as those associated with "market timing" transactions, can adversely affect the portfolios and the returns achieved by contract owners. In particular, such transfers may dilute the value of the portfolios' shares, interfere with the efficient management of the portfolios' investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the "market timing procedures"). Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners or portfolio shareholders.

More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a two to five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market, followed by a transfer from Fidelity VIP Money Market back to MFS VIT New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract's transfer privileges and We will not accept another transfer request for 14 business days. We will attempt to inform the contract owner (or Registered Representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days. If We do not succeed in reaching the contract owner or Registered Representative by phone, We will send a letter by first class mail to the contract owner's address of record.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others. In particular, We may, and We reserve the right to, reverse a potentially harmful transfer. If so, We will inform the contract owner and/or Registered Representative. The contract owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. If this occurs, We will attempt to contact You by telephone for further instructions. If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by contract owners within given periods of time, as well as the number of "round trip" transfers into and out of particular investment divisions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others. We may not always apply these detections methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all contract owners that We believe might otherwise engage in trading activity that is harmful to others. For example, We might only accept transfers by original "wet" contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers. Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios' shareholders involves judgments that are inherently subjective. Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer. Some market timers may get through our controls undetected and may cause dilution in unit values for others. We apply Our market timing procedures consistently to all contract owners without special arrangement, waiver, or exception. We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

SURRENDERS


You may withdraw all or part of Your surrender value by sending Us a written request at Our Principal office. The surrender value is the Separate Account accumulation value plus Fixed Account accumulation value less any non-vested premium bonus (if any), minus any applicable surrender charges and annual maintenance fee. In some states a premium tax charge may also be deducted. (Surrenders may be restricted by a retirement plan under which You are covered.) Partial surrenders from an investment division or the Fixed Account must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500. If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn. For a full surrender, You must send in Your contract with Your surrender request.

Any applicable surrender charge, non-vested premium bonus (if any), and any required tax withholding will be deducted from the amount paid. In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) may be subtracted. You should only take systematic withdrawals from the Fixed Index Interest Account on an annual basis, because withdrawals at any time except contract anniversaries will not earn any interest for the year of the withdrawal.


Completed surrender requests received at Our Principal office before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

We will generally pay the surrender amount from the Separate Account within seven days after We receive a properly completed surrender request in good order. We may defer payment for a longer period only when:

      o trading on the New York Stock Exchange is restricted as defined by the SEC;

      o the New York Stock Exchange is closed (other than customary weekend and holiday closing);

      o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or

      o for such other periods as the SEC may by order permit for the protection of owners.


See "When We Pay Proceeds From This Contract" on page 67.


If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

We expect to pay the surrender amount from the Fixed Account promptly, but We have the right to delay payment for up to six months.

Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions and the Fixed Account in the same proportion as Your accumulation value bears to each investment division and the Fixed Account. This allocation is subject to minimum amount requirements.


The surrender charge will be determined without reference to the source of the partial surrender. The charge will be based on the length of time between premium payments and surrenders. (See "CHARGES, FEES AND DEDUCTIONS" on page 52.)

A surrender will generally have Federal income tax consequences that can include income tax penalties and tax withholding. You should consult Your tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 55.)

Surrenders may be restored under certain types of qualified contracts. If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National. Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 55.)


LOANS

Loans are only available if You purchase this contract in connection with a qualified plan under Section 403(b) of the Internal Revenue Code. Generally, prior to the maturity date, owners of contracts issued in connection with
Section 403(b) qualified plans may request a loan using the contract as security for the loan. However, if You have elected the Optional Guaranteed Minimum Withdrawal Benefit rider, the rider will terminate if You request a loan under this contract.

Only one loan may be outstanding at any time. Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program. You should consult a tax advisor before requesting a loan.

Only one loan can be made within a 12-month period. The loan amount must be at least $2,000.

Such loan, when added to the outstanding balance of loans from this contract or other contracts maintained by the employee, will be limited to the lesser of the following:

(a) $50,000 reduced by the excess (if any) of:
    (i) the highest outstanding balance of loans from this contract or other contracts maintained by the employee during the one year period ending on the day before the date on which the loan is made; over
    (ii) the outstanding balance of loans from this contract or other contracts maintained by the employee on the date which such loan is made; or
(b) the greater of:
    (i) one half of the present value of the nonforfeitable cash surrender value of this contract; or
    (ii) $10,000.

The portion of the accumulation value that is equal to the loan amount will be held in the regular portion of the Fixed Account and will earn interest at the regular Fixed Account minimum interest rate of 1.5% per year. You should tell Us how much of the loan You want taken from Your unloaned amount in the Fixed Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated among all investment divisions and the regular portion of the Fixed Account (but not the Fixed Index Interest portion) in the same proportion as the value of Your interest in each division bears to Your total accumulation value. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the regular portion of the Fixed Account.

We charge interest on loans at the rate of 3.5% per year if the optional Premium Bonus Rider is not selected. If You purchase the optional Premium Bonus Rider, the loan interest charges will be increased by 1% to a rate of 4.5%. Loan interest is due at the end of each quarter. Unpaid interest will be added to the loan and accrue interest. If the total loan plus loan interest equals or exceeds the accumulation value minus any applicable surrender charges, then the contract will terminate with no further value. In such case, We will give You at least 31 days written notice. Termination under these circumstances may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan. In general, loans must be repaid in monthly or quarterly installments within 5 years. If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA. These requirements require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans.

A loan has a permanent effect on the accumulation value because the investment experience of the investment divisions will apply only to the unborrowed portion of the accumulation value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the net investment results are greater than 1.5% per year while the loan is outstanding, then the accumulation value will not increase as rapidly as it would have if no debt were outstanding. If net investment results are below 1.5% per year, then the accumulation value will be higher than it would have been had no loan been outstanding. In addition, a loan costs You a net interest charge of 2.0% per year with no optional Premium Bonus rider. If the optional Premium Bonus Rider is selected, a loan costs You a net interest charge of 3.0%.

DOLLAR COST AVERAGING

Generally, the Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division or the regular portion of the Fixed Account) into one or more of the investment divisions. However, if You elect the Optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not transfer any part of Your accumulation value to the DCA program or the GMWB rider will terminate.

The DCA program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. Only one active DCA account is allowed at a time. You must complete the proper request forms and send them to Our Principal office, and there must be a sufficient amount in the DCA source account. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal office. The DCA election will specify:

      o     the DCA source account from which transfers will be made,

      o that any money received with the form is to be placed into the DCA source account,

      o the total monthly or quarterly amount to be transferred to the other investment divisions, and

      o how that monthly or quarterly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA. Once You elect DCA, additional net premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received.

If a DCA program is elected after issue and the source account is the regular portion of the Fixed Account, the minimum number of months for the program is 12 months.

We will process DCA transfers for a maximum of 24-months. You may continue to participate in the DCA program beyond the 24 month period by providing Us with written authorization at the end of each 24 month time period. DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice. We reserve the right to end the DCA program by sending You one month's written notice.

We do not charge any specific fees for You to participate in a DCA program. While We currently do not charge for transfers, We do reserve the right to charge $15 for each transfer after the 12th in any contract year.

Fixed Account Dollar Cost Averaging ("Fixed Account DCA")

At the time of Your application, generally You may elect one of two Fixed Account DCA programs. However, if You elect the Optional Guaranteed Minimum Withdrawal Benefit rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not invest any part of Your accumulation value in the Fixed Account DCA program at any time or the GMWB rider will terminate.

These programs allow You to have a specified amount of Your initial premium transferred each month to the investment divisions of Your choice. These programs may only be elected at issue. We may declare interest rates in excess of the guaranteed minimum rate for premiums in the Fixed Account DCA program. However, the amount of interest credited to the Fixed Account DCA Accounts will never be less than the minimum guaranteed rate of 1.5%. The interest rate will vary depending upon the Fixed Account DCA program You choose at the time You purchase the contract. You may choose one of the following two Fixed Account DCA programs:

The 6-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 6-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 6-Month DCA account for a six-month period beginning on the issue date. Transfers will occur each month over the six-month period with the final transfer including all amounts remaining in the 6-Month DCA account.

The 12-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 12-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 12-Month DCA account for a twelve-month period beginning on the issue date. Transfers will occur each month over the twelve-month period with the final transfer including all amounts remaining in the 12-Month DCA account.

Fixed Account Dollar Cost Averaging cannot be done from the Fixed Index Interest Account.

Fixed Account Dollar Cost Averaging may not be available in all states. Your state of issue will determine if Fixed Account Dollar Cost Averaging is available on Your contract. Please check Your contract form to see if Fixed Account Dollar Cost Averaging is available on Your contract.

PORTFOLIO REBALANCING


The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to have Us automatically reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a monthly, quarterly, semi-annual, or annual basis. The Portfolio Rebalancing option is subject to the Fixed Account premium and transfer limitations. If You elect this option, then on the date of each month or quarter that is the same as your contract anniversary date, We will transfer the amounts needed to "rebalance" the accumulation value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return. Both the regular portion of the Fixed Account and the Fixed Index Interest Account are excluded from Portfolio Rebalancing.


Portfolio Rebalancing will remain in effect until We receive Your written termination request. We reserve the right to end the Portfolio Rebalancing option by sending You one month's notice. Contact Us at Our Principal office to elect the Portfolio Rebalancing option.

There is no charge for Portfolio Rebalancing and a Portfolio Rebalancing transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

FIXED ACCOUNT EARNINGS SWEEP PROGRAM

Generally, You may elect to have any regular Fixed Account interest earnings transferred on a monthly or quarterly basis to one or more of the Separate Account investment divisions. (This cannot be done with the Fixed Index Interest Account). This program is not available if You elect the Optional Guaranteed Minimum Withdrawal Benefit rider as 100% of Your accumulation value must be invested in one of the five asset allocation models designated by Us for this rider.

Under the Fixed Account Earnings Sweep program, transfers will be made on the contract anniversary day each month or quarter to the investment divisions You select or according to the DCA program. While this program is active, You may not allocate future premium payments to the Fixed Account. Amounts transferred out of the Fixed Account due to an earnings sweep transfer are counted toward the 20% of Fixed Account accumulation value that may be transferred out of the Fixed Account during any contract year.

The Fixed Account Earnings Sweep program may not be available in all states. Your state of issue will determine if The Fixed Account Earnings Sweep program is available on Your contract.

There is no charge for Fixed Account Earnings Sweeps program and a Fixed Account Earnings Sweep transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

SYSTEMATIC WITHDRAWALS

The Systematic Withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the annuitant is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal office. You may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. However, You should only take systematic withdrawals from the Fixed Index Interest Account on an annual basis, because withdrawals at any time except contract anniversaries will not earn any interest for the year of the withdrawal. See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions and the Fixed Account.

You can stop or modify the systematic withdrawals by sending Us a written request. A proper written request must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $200. Each request for withdrawal of amounts less than $200 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200. Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge. (See "Surrender Charges on Surrenders" on page 52). The surrender charge applies to systematic withdrawals in excess of the free surrender amount in the same manner as it applies to other partial surrenders, with the exception that a portion of the free surrender amount can be received more than once per year, as long as the full 10% of Your net premiums has not been withdrawn (by current company practice, the free amount is 10% of Your gross premiums). The Premium Bonus Rider vesting schedule also applies.

Systematic withdrawals taken to satisfy IRS required minimum surrenders and paid under a life expectancy option will not be subject to a surrender charge. Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender. In no event will the payment of a systematic withdrawal exceed the surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract's surrender value to equal zero.

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner's gross income for tax purposes in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1/2. Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

FREE SURRENDER AMOUNT


You may withdraw up to 10% of Your net premiums contractually (premiums less partial surrenders) once each contract year without incurring a surrender charge in each contract year. However, by current Company practice, We will allow You to withdraw up to10% of Your gross premium payments without incurring a surrender charge in each contract year. This is not guaranteed. If this option is not exercised or if less than 10% is withdrawn, any unused amount will not be carried over to a subsequent contract year and, generally, will not be carried over to a subsequent withdrawal in the same contract year. However, by current Company practice, We will allow You to take the free surrender amount in multiple withdrawals each contract year. This is not guaranteed. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. (See "FEDERAL TAX STATUS" on page 55.)


Waiver of Surrender Charges for Nursing Home Confinement Rider

This rider will be attached to all contracts issued to annuitants aged 75 or less at no additional charge. After the first contract year, We guarantee that this rider will increase the annual free withdrawal amount available under this contract from 10% of Your net premiums to 20% if the annuitant is confined to a qualified nursing care center for a period of at least 90 days providing that the confinement is medically necessary. By current company practice, after the first contract year, We will increase the annual free withdrawal amount available under this contract to 20% of the gross premiums if the annuitant qualifies for benefits under this rider (this increase is not guaranteed). If there are joint annuitants, this Rider may be exercised once for either the first or second annuitant to become confined to a qualified nursing care center, but not for both.

Qualified nursing care centers are defined in the rider attached to Your contract. We will require proof of confinement prior to authorizing this benefit.

This rider will terminate immediately upon the earliest of:

      o     Exercising the benefit for a covered annuitant;

      o     Termination of the base annuity;

      o     Maturity of the base annuity;

      o The date We receive Your written notice requesting termination of the rider; or

      o Death of the annuitant. If the annuitant is the owner, the beneficiary under the base annuity is the annuitant's spouse, the spouse elects to become the new owner of the base annuity and this rider has not been previously exercised, the rider will remain in effect under the ownership of the surviving spouse.

DEATH BENEFIT

If the annuitant or the owner dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal office) satisfactory proof of the annuitant's or owner's death, an election of how the death benefit is to be paid, and any other documents or forms required.

If the annuitant, who is not the owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant's death. For joint annuitants the death benefit is paid upon the second death.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner's death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.

The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required.

Unless a payment option is selected and all other required forms and documentation are received within 90 days after We receive proof of death, the death benefit will be paid as a lump sum calculated as of that date.

When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant's death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

If the annuitant or owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner's death. Other rules relating to distributions at death apply to qualified contracts.

If joint owners or joint annuitants die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first. In the event of simultaneous death of the owner and the annuitant, the owner is presumed to have died first, and the owner's beneficiary would be paid the death benefit.

The death benefit paid to the beneficiary will be the greatest of:

      (a) the accumulation value when We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or

      (b)   100% of the total net premium payments made to Your contract.

If the annuitant or owner dies on or after the maturity date, We will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult Your registered representative if You have questions.

Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested portion of the premium bonus.

PAYMENT OF DEATH BENEFITS

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our Fixed Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our Fixed Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.

                          CHARGES, FEES AND DEDUCTIONS

SURRENDER CHARGES ON SURRENDERS

We may deduct a surrender charge from any full or partial surrender (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount. This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below). For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions). Premium payments are considered withdrawn in the order that they were received. There is no surrender charge on the investment income (if any) withdrawn.

The length of time between each premium payment and surrender determines the amount of the surrender charge.

The charge is a percentage of the premiums withdrawn and equals:

        Length of Time from
          Premium Payment               Surrender
         (number of years)                Charge
         -----------------                ------
                 1                          9%
                 2                          8%
                 3                          7%
                 4                          6%
                 5                          5%
                 6                          4%
                 7                          3%
                 8                          2%
                 9                          1%
                10+                         0%

At the time of withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount.

Under Midland National's current Company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. We reserve the right to change this practice in the future. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for mortality and expense risks at an effective annual rate to 1.35% of the accumulation values in the Separate Account. This charge compensates Us for assuming certain mortality and expense risks. No mortality and expense charge is deducted from the fixed account. The investment division's accumulation unit values and annuity unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose, including paying distribution expenses. However, the level of this charge is guaranteed for the life of the contract and may not be increased. We will continue to deduct this charge after the maturity date if You select a variable annuity option.

The mortality risk We bear arises, in part, from our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract. This assures You that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the contract. Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.

ANNUAL MAINTENANCE FEE

We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans or if Your net premium is $50,000 or more on the contract anniversary. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. At the end of each contract year We deduct this charge proportionally from each investment division and the Fixed Account. If the contract is surrendered during a contract year and the net premium is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time. We will not deduct the annual maintenance fee in the event of annuitization or death.

We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (GMWB)

We deduct an extra charge on a daily basis if You select the optional GMWB, as a percentage, currently at an annual range from 0.10% to 1.20% of the value in the Separate Account depending on the asset allocation model selected.

OPTIONAL PREMIUM BONUS RIDER CHARGE

We deduct an extra charge on a daily or other periodic basis if You select the optional Premium Bonus Rider, as a percentage, currently at an annual rate of 0.65% of the accumulation value in the Separate Account. We reserve the right to charge a maximum annual rate of 0.70% of the accumulation value in the Separate Account. This charge is specified above in the Fee Table section of this prospectus.

TRANSFER CHARGE

Currently, We do not charge You for making transfers of accumulation value among investment divisions. We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year.

If We charge You for making a transfer, then We will allocate the charge proportionally to the investment divisions and Fixed Account from which the transfer is being made. All transfers included in one transfer request count as only one transfer for purposes of any fee. For example, if the transfer is made from two investment divisions and a charge applies, then a $7.50 transfer charge will be deducted from each of the two investment divisions.

LOAN CHARGE (TSA Contracts Only)

Loan interest is charged in arrears on any outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract quarter (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the owner or annuitant) and will bear interest at the same rate of the loan. We charge an annual interest rate of 3.5% on loans without the Premium Bonus rider and 4.5% on loans with the Premium Bonus rider.

After offsetting the 1.5% annual interest rate that We guarantee We will credit to the portion of Our Fixed Account securing the loan against the maximum loan interest rate of 3.5%, the maximum guaranteed net cost of the loans is 2.0% annually without the Premium Bonus rider.

If you purchase the optional Premium Bonus Rider, the loan interest charges will be increased by 1% to a rate of 4.5% per year. After offsetting the 1.5% annual interest rate, that We guarantee We will credit to the portion of Our Fixed Account securing the loan, against the maximum loan interest rate of 4.5%, the maximum guaranteed net cost of the loans is 3.0% annually.

CHARGES IN THE FUNDS

The funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary. Some portfolios may also impose redemption fees, which We would deduct directly from Your accumulation value. See the funds' prospectuses for more information.

PREMIUM TAXES

Midland will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other government entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change. The Company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, and West Virginia. These states and jurisdictions are subject to change.

OTHER TAXES

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

                               FEDERAL TAX STATUS

INTRODUCTION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult Your own tax advisor about Your own circumstances. We have included an additional discussion regarding taxes in the SAI.

ANNUITY CONTRACTS IN GENERAL

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out. This is referred to as tax deferral. There are different rules as to how You will be taxed depending on how You take the money out and the type of contract - qualified or non-qualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs - either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a non-qualified contract, the contract will generally not be treated as an annuity for tax purposes. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Non-Qualified Contracts

If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below. There is additional information about qualified contracts in the Statement of Additional Information.

      o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

      o A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

      o Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

      o Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organization can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

      o Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

            1. elective contributions made in years beginning after December 31, 1988;

            2.    earning on those contributions; and

            3. earnings in such years on amounts held as of the last year beginning before January 1, 1989.

            Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, disability, severance from employment, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

      o Under Code section 401(a), corporate employers and self-employed individuals can establish various types of retirement plans.

      o Under Code section 457, governmental and tax-exempt organizations can establish deferred compensation plans.

The contract contains death benefit features that in some cases may exceed the greater of the net premium payments or the accumulation value. These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax advisor. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provisions in the contract comports with IRA qualification requirements.

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding.

"Eligible rollover distributions" from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to certain nontaxable distributions or if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Loans

Generally, loans are available only if the contract if used in a Section 403(b) qualified plan. However, if You have elected the Optional Guaranteed Minimum Withdrawal Benefit rider, the rider will terminate if You request a loan under this contract.

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs. A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 403(b) plan. The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months. In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. You should consult a tax advisor before taking a loan.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland may modify the contract to attempt to maintain favorable tax treatment.

Surrenders - Non-Qualified Contracts

If You purchase the contract as an individual and not under an individual retirement annuity, or other qualified retirement plan, Your contract is referred to as a non-qualified contract.

If You make a surrender from a non-qualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments. When You make a surrender You are taxed on the amount of the surrender that is gain. If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the "investment in the contract," which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums). The premium bonus will be considered gain. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. This includes any amount:

      o     paid on or after the taxpayer reaches age 59 1/2;

      o     paid after an owner dies;

      o paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

      o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

      o     paid under an immediate maturity; or

      o     which come from premium payments made prior to August 14, 1982.

Multiple Contracts

All non-qualified deferred contracts that are issued by Midland (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Withholding

Distributions, from qualified and non-qualified contracts, are generally subject to withholding for Your federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for non-qualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

      o Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

      o Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant has died, the excess (if any) of the "investment in the contract" as of the annuity maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of an owner or an annuitant. Generally, such amounts should be includable in the income of the recipient:

      o if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

      o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the contract.

Economic Growth and Tax Relief Reconciliation Act of 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2005, the maximum estate tax rate is 47% and the estate tax exemption is $1,500,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You. Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

MATURITY DATE

The maturity date is the date on which income payments will begin under the annuity option You have selected. The earliest possible maturity date under the contract is the 9th contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes). However, by current Company practice, We will allow You to annuitize the accumulation value (less any non-vested premium bonus and less any premium taxes), after the 3rd contract year, if You choose a life annuity or joint and survivor income annuity payment options, and after the 5th contract year if at least a five-year certain period annuity option is elected. Benefits are not guaranteed and are subject to change. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday. You may change the maturity date by sending written notice to Our Principal office. We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

      1.    take the accumulation value in one lump sum, or

      2. convert the accumulation value into an annuity payable to the annuitant described below.

Electing An Annuity Option

You may apply the proceeds of a surrender to affect an annuity payment option. Unless You choose otherwise, on the maturity date, Your surrender value from the Fixed Account will be applied to a 10 year certain and life fixed payout and the surrender value from the Separate Account will be applied to a 10 year certain and life variable payout. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50. We reserve the right to change the payment frequency so that payments are at least $50.

The payee's actual age will affect each payment amount for annuity payment options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity payment options that do not involve life annuity, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements takes effect. This includes:

      o     rules on the minimum amount We will pay under an option;

      o minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

      o the naming of people who are entitled to receive payment and their beneficiaries; and

      o     the ways of proving age, gender, and survival.

You choose an annuity payment option when You apply for a contract and may change it by writing to Our Principal office. You must elect the payment option at least 30 days before the maturity date.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment division. The surrender value as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 1.5% a year. We may also credit interest under the fixed payment options at a rate that is above the 1.5% guaranteed rate (this is at Our complete discretion). Thereafter, interest or payments are fixed according to the annuity option chosen.

Variable Payment Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date. Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the payout options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We make at an effective annual rate of 1.35% (charges for optional riders discontinue after the maturity date). The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal office.

Payment Options
The following three payment options are available:

      1. Income for Specified Period: We pay installments for a specified period. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, from 5 up to 20 years. (Fixed Account only)

      2. Payment of Life Income: We will pay monthly income for life. You may choose from 1 of 2 ways to receive the income:
                 1) Life Annuity: We will pay equal monthly payments during the lifetime of the payee. With a life annuity payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.
                 2) Life Annuity With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.

      3. Joint and Survivor Income: We will make monthly payments until the last surviving payee's death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old, at the time of the first monthly payment.

Annuitization Bonus Rider

If You decide to annuitize Your contract any time after the 3rd contract year, We will credit Your accumulation value with an additional percentage of the accumulation value based on the annuity payment option You choose as follows:

      o A 4% annuitization bonus will be credited on any annuity payment option available under this contract that guarantees payment for ten or more years.

      o A 2% annuitization bonus will be credited on any annuity payment options available under this contract that guarantees payment for nine years or less.

This rider will be attached to all contracts at no additional charge.

This rider terminates on the earliest of:

      o     the Contract to which it is attached terminates;

      o     the Maturity date; or

      o full surrender of the Contract or death of the Owner or Annuitant, where the Beneficiary does not continue the Contract under Spousal continuance.

Transfers after the Maturity Date

After the maturity date, only two transfers per contract year may be made among the investment divisions. Completed transfer requests received at Our Principal office before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed to or from the Fixed Account.

                             ADDITIONAL INFORMATION

MIDLAND NATIONAL LIFE INSURANCE COMPANY

We are Midland National Life Insurance Company, a stock life insurance company. We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands. Our Principal office address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

FUND VOTING RIGHTS

We invest the assets of Our Separate Account investment divisions in shares of the funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

      o     to elect the funds' Board of Directors,

      o     to ratify the selection of independent auditors for the funds,

      o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

      o     in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We currently intend to vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the Fund portfolios in which Your accumulation value has been invested. We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting.

If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment contracts of its portfolios.

Voting Privileges of Participants In Other Companies

Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, each Fund's Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any Fund action, then We will see that appropriate action is taken to protect Our contract owners. If We ever believe that any of the Funds' portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

OUR REPORTS TO OWNERS

Shortly after the end of each calendar year, We will send a report that shows

      o     Your accumulation value, and

      o Any transactions involving Your accumulation value that occurred during the year. Transactions include Your premium allocations, transfers and partial surrenders made in that year.

Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We also currently intend to send You semi-annual reports with financial information on the funds.

CONTRACT PERIODS, ANNIVERSARIES

We measure contract years, contract months and contract anniversaries from the issue date shown on Your contract's information page. Each contract month begins on the same day in each month. The calendar days of 29, 30, and 31 are not used for the purpose of contract anniversaries. If Your initial premium is received on one of these dates, Your contract anniversary day will be the first day of the next month.

DIVIDENDS

We do not pay any dividends on the contract described in this prospectus.

PERFORMANCE

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and the rider charges. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do to not take into account capital gains or losses or the surrender charge or rider charges. The standard quotations of yield reflect the annual maintenance fee.

The money market investment divisions may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7-day period. Effective yield is calculated in similar manner except that income earned is assumed to be reinvested. Other investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.


We may disclose average annual total returns for one or more of the investment divisions based on the performance of a portfolio since the time the Separate Account commenced operations. These average annual total returns would be non-standard performance.


We may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change of address to both Your old and new addresses. We may also call You to verify the change of address.

MODIFICATION OF YOUR CONTRACT

Upon notice to You, We may modify Your contract to:

      (a) permit the contract or the Separate Account to comply with any applicable law or regulation issues by a government agency;

      (b) assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

      (c)   reflect a change in the operation of the Separate Account; or

      (d)   provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the contract.

YOUR BENEFICIARY

You name Your beneficiary in Your contract application. The beneficiary is entitled to the death benefit of the contract. A beneficiary is revocable unless otherwise stated in the beneficiary designation. You may change the revocable beneficiary during the owner's and annuitant's lifetime. We must receive written notice informing Us of the change. Upon receipt and acceptance at Our Principal office, a change takes effect as of the date that the written notice was signed. We will not be liable for any payment made before We receive and accept the written notice. If no primary beneficiary is living when the owner or annuitant dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the owner or annuitant dies, then We will pay the death benefit to the owner's or annuitant's estate.

If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners have otherwise designated a primary beneficiary either on the application or by sending Us a written notice. If a person other than a joint owner is named a primary beneficiary, the surviving owner will not be entitled to proceeds upon the death of the first owner.

ASSIGNING YOUR CONTRACT

You may assign Your rights in a non-qualified contract. You must send a copy of the assignment to Our Principal office. The assignment takes effect as of the date that the written notice was signed. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

WHEN WE PAY PROCEEDS FROM THIS CONTRACT

We will generally pay any death benefits, withdrawals, loans or surrenders within seven days after receiving the required form(s) at Our Principal office. The death benefit is determined as of the date We receive due proof of death, an election of a settlement option, and any other required forms or documentation. If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.

We may delay payment for one or more of the following reasons:

1) We cannot determine the amount of the payment because:
   a) the New York Stock Exchange is closed,
   b) trading in securities has been restricted by the SEC, or
   c) the SEC has declared that an emergency exists,
2) The SEC by order permits Us to delay payment to protect Our owners, or
3) Your premium check(s) have not cleared Your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You and Your contract to the government agencies and departments.

We may defer payment of any withdrawal, loan or surrender from the Fixed Account, for up to six months after We receive Your request.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC ("Sammons Securities Company") for the distribution and sale of the contracts. Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company may enter into written sales agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay commissions to Sammons Securities Company for sales of the contracts by its registered representatives as well as by selling firms. All of the portfolio companies make payments to Midland National under their distribution plans in consideration of services provided and expenses incurred by Midland National in distributing portfolio shares. These payments range from 0.05% to 0.50% of Separate Account assets invested in the particular fund.

Sales commissions may vary, but the maximum commission payable for contract sales is 8.25% of premiums payments. Where lower commissions are paid, We may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company's management team; advertising expenses; and all other expenses of distributing the contracts. Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help registered representatives and/or their managers qualify for such benefits. Sammons Securities Company's registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the surrender charge; (b) the mortality and expense charge; (c) rider charges; (d) revenues, if any, received from the underlying portfolios or their managers; and investment earnings on amount allocated under the contract to the Fixed Account. Commissions and other incentives or payments described above are not charged directly to You or the Separate Account.

REGULATION

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee's contract during the first year.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on them, the Separate Account, or the Separate Account's principal underwriter, Sammons Securities Company, LLC.

LEGAL MATTERS

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

FINANCIAL STATEMENTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, independent auditors, for the periods indicated in their report which appears in the SAI. The address for PricewaterhouseCoopers LLP is:

                              Bank of America Plaza
                                800 Market Street
                            St. Louis, MO 63101-2695

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

                       STATEMENT OF ADDITIONAL INFORMATION

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus. You can get this SAI by checking the appropriate box on the application form, by writing Our Principal office, or by calling the Principal office's Toll Free number at 1-877-586-0240. The following is the Table of Contents for the SAI:

                                                         TABLE OF CONTENTS
                                                                                                  Page
THE CONTRACT                                        ...............................................4
   Entire Contract                                  ...............................................4
   Changes to the Contract                          ...............................................4
   Beneficiary                                      ...............................................4
   Change of Beneficiary                            ...............................................4
   Change in Maturity date                          ...............................................4
   Incontestability                                 ...............................................4
   Misstatement of Age or Sex                       ...............................................4
   Periodic Reports                                 ...............................................5
   Non-participating                                ...............................................5
   Claims of Creditors                              ...............................................5
   Minimum Benefits                                 ...............................................5
   Payment of Premiums                              ...............................................5
   Ownership                                        ...............................................5
   Assignment                                       ...............................................6
   Accumulation unit Value                          ...............................................6
   Annuity Payments                                 ...............................................6
CALCULATION OF YIELDS AND TOTAL RETURNS............................................................7
   Money Market Investment division Yield
   Calculation                                      ...............................................7
   Other Investment division Yield Calculations     ...............................................8
   Standard Total Return Calculations               ...............................................9
   Cumulative Total Returns                         ...............................................10
   Adjusted Historical Performance Data             ...............................................10
FEDERAL TAX MATTERS                                 ...............................................11
   Tax Free Exchanges (Section 1035)                ...............................................11
   Required Distributions                           ...............................................11
   Non-Natural Person                               ...............................................12
   Diversification Requirements                     ...............................................12
   Owner Control                                    ...............................................12
   Taxation of Qualified Contracts                  ...............................................12
DISTRIBUTION OF THE CONTRACT                        ...............................................14
SAFEKEEPING OF ACCOUNT ASSETS                       ...............................................15
STATE REGULATION                                    ...............................................15
RECORDS AND REPORTS                                 ...............................................15
LEGAL MATTERS                                       ...............................................15
FINANCIAL MATTERS                                   ...............................................16
OTHER INFORMATION                                   ...............................................16
FINANCIAL STATEMENTS                                ...............................................16

                                   Appendix I

                   GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

Example 1: Assume You select the GMWB rider when You purchase Your contract and Your initial premium is $100,000.
      o     Your Guaranteed Amount is $100,000, which is Your initial premium.
      o Your payment amount is $7,000, which is 7% of Your initial Guaranteed Amount.

Example 2: Assume the same facts as Example 1. If You make an additional premium deposit of $50,000, then
      o Your Guaranteed Amount is $150,000, which is Your prior Guaranteed Amount ($100,000) plus Your additional premium deposit ($50,000).
      o Your payment amount is $10,500, which is Your prior payment amount ($7,000) plus 7% of Your additional premium deposit ($3,500).

Example 3: Assume the same facts as Example 1. If You take the maximum payment amount before the end of the first contract year, then
      o Your Guaranteed Amount becomes $93,000, which is Your prior Guaranteed Amount ($100,000) minus the payment amount ($7,000).
      o Your payment amount for the next year remains $7,000, because You did not take more than the payment amount ($7,000).

Each time a withdrawal is taken from the contract, the withdrawal is deducted from the Guaranteed Amount (this is the "new Guaranteed Amount") and the withdrawal is deducted from the contract's accumulation value (this is the "new accumulation value"). There are three distinct circumstances that may occur when the total withdrawals exceed the payment amount in any contract year.

First, following a withdrawal that exceeds the payment amount, the new accumulation value may equal or exceed the new Guaranteed Amount and the net premiums (total premiums less withdrawals prior to current withdrawal). In this case, the new Guaranteed Amount and the payment amount remains unchanged.

Second, following a withdrawal that exceeds the payment amount, the new accumulation value may equal or exceed the new Guaranteed Amount and be less than the net premiums (total premiums less withdrawals prior to current withdrawal). In this case the new Guaranteed Amount is unchanged and the payment amount is reduced to 7% of the new accumulation value.

Finally, following a withdrawal that exceeds the payment amount, the new accumulation value may be less than the new Guaranteed Amount. In this case the new Guaranteed Amount is reduced to the new accumulation value and the payment amount is reduced to 7% of the new Guaranteed Amount. Examples 4, 5 and 6 demonstrate these circumstances, respectively.

Example 4: Assume the same facts as Example 1. If You withdraw $50,000, and Your accumulation value is $150,000 at the time of the withdrawal, then
We recalculate Your Guaranteed Amount by comparing the results of two calculations:
      o First We deduct the amount of the withdrawal ($50,000) from Your accumulation value ($150,000). This equals $100,000 and is Your "new accumulation value".
      o Second, We deduct the amount of the withdrawal ($50,000) from Your Guaranteed Amount ($100,000). This is $50,000 and is Your "new Guaranteed Amount".

Since the new accumulation value ($100,000) is greater than or equal to the new Guaranteed Amount ($50,000), and it is greater than or equal to Your net premiums in the contract before the withdrawal ($100,000), there is no reduction in the new Guaranteed Amount ($50,000) or the payment amount ($7,000).

Example 5: Assume the same facts as Example 1. If You withdraw $60,000, and Your accumulation value is $150,000 at the time of the withdrawal, then
We recalculate Your Guaranteed Amount by comparing the results of two calculations:
      o First We deduct the amount of the withdrawal ($60,000) from Your accumulation value ($150,000). This equals $90,000 and is Your "new accumulation value".
      o Second, We deduct the amount of the withdrawal ($60,000) from Your Guaranteed Amount ($100,000). This is $40,000 and is Your "new Guaranteed Amount".

Since the new accumulation value ($90,000) is greater than or equal to the new Guaranteed Amount ($40,000), but less than Your net premiums in the contract before the withdrawal ($100,000), there is no reduction in the new Guaranteed Amount ($40,000) and the payment amount is reduced. The new payment amount is 7% of Your new accumulation value, which is $6,300.

Example 6: Assume the same facts as Example 1. If You withdraw $50,000, and Your accumulation value is $80,000 at the time of the withdrawal, then
We recalculate Your Guaranteed Amount by comparing the results of two calculations:
      o First We deduct the amount of the withdrawal ($50,000) from Your accumulation value ($80,000). This equals $30,000 and is Your "new accumulation value".
      o Second, We deduct the amount of the withdrawal ($50,000) from Your Guaranteed Amount ($100,000). This is $50,000 and is Your "new Guaranteed Amount).

Since the new accumulation value ($30,000) is less than the new Guaranteed Amount ($50,000), Your new Guaranteed Amount is reduced to the new accumulation value ($30,000) and the payment amount is reduced to 7% of the new Guaranteed Amount ($2,100).

Example 7: Assume the same facts as Example 1. If You elect to "step up" Your GMWB after the 5th contract anniversary following the addition of this rider to Your contract, assuming You have made no withdrawals during the 5 years the rider has been inforce, and Your accumulation value at the time of step up is $200,000, then
We recalculate Your Guaranteed Amount by comparing the results of two calculations:
      o We recalculate Your new Guaranteed Amount to equal Your accumulation value, which is $200,000.
      o Your new payment amount is equal to 7% of Your new Guaranteed Amount, or $14,000.

                                   APPENDIX II

                       FIXED INDEX INTEREST ACCOUNT RIDER


The Fixed Index Interest Account Rider offers you the ability to allocate your premium to a fixed Index Interest Crediting method which credits interest based on an external index. Premium may be added at contract issue and any transfers may be allocated to or from these fixed Index Interest Crediting methods once each contract anniversary for the life of the contract.

This rider offers you the safety and security of traditional fixed annuities, since adverse market changes will not have a negative effect on your principal. In addition, once interest is credited to your account (which is done once each year, on your contract anniversary), it is "locked in" and protected against adverse market changes. Therefore, your fixed index interest account's cash value will never decrease due to adverse changes in the market. Moreover, there is a guaranteed minimum amount that is available to you, but only on a full surrender or full transfer out of the entire Fixed Account.

This rider works in tandem with the principal benefits of the variable annuity, such as the death benefit, potential tax-deferred growth, the potential to avoid probate, and income guaranteed for life. Moreover, to the extend that such benefits depend on the annuity's cash value (such as the death benefit), the rider can provide a safe, guaranteed floor for all or part of those benefits. Additionally, this rider offers an Fixed Index Interest Account that provides an enhanced growth potential without experiencing market-type loss to your principal. Your Fixed Index Interest Account returns are based on two distinct crediting methods, allowing an Index Interest Credit to be earned based on the annual performance of the indices you select. Currently you may select from several different indices depending on the crediting methods chosen.

FIXED INDEX INTEREST ACCOUNT

This rider offers the stock market-linked growth potential associated with the annual changes in several distinct indices without the risk of directly participating in stock or equity investments. These indices are recognized worldwide as prominent benchmarks for stock market performance. This is truly a fixed crediting method using the passive investment strategy of indexing to determine the credited rate. It will not mirror the full or exact performance of any stock market index. The interest or value received through the rider will be lower than the return of the index and may be lower than the return on a variable investment option. The Index Interest Credit, if any, may be lower than the interest credited on a traditional fixed annuity.


This rider gives you the choice of two distinct crediting methods: Annual Point-to-Point and Inverse Annual Point-to-Point for the portion of your premium which you have designated to be associated with the growth or decline, if any, in these indices. Providing you with a choice of crediting methods allows you to choose which option/options best fits your needs and beliefs. If you think an index is going to decline over the next year, the Inverse Annual Point to Point Crediting Method may be the better choice. If You think an index is going to increase over the next year, the Annual Point-To-Point Crediting Method may be the better choice. Regardless of which method you choose, your annual Index Interest Credit can never be less than zero.


ANNUAL POINT-TO-POINT CREDITING METHOD

This calculation method for determining any Index Growth uses two "points" in the index during your reset period (see Annual Reset Provision). The Index Growth, if any, for each year is determined by comparing the beginning Index Value to the ending Index Value. Index Growth is achieved only if the Ending Index Value is greater than the Beginning Index Value (i.e., the index rose or increased in value). The Index Growth, if any, is subject to a Participation Rate and then an Index Interest Cap Rate.

INVERSE ANNUAL POINT-TO-POINT CREDITING METHOD

This calculation for determining any Index Growth also uses two "points" in the Index during your reset period (see Annual Reset Provision). The Index Growth for each year is determined by comparing the beginning Index Value to the Ending Index Value. Index Growth is achieved only if the Beginning Index Value is Greater than the Ending Index Value (i.e., the index declined or dropped in value). The Index Growth, if any, is subject to a Participation Rate and then an Index Interest Cap Rate.

PARTICIPATION RATE

If a gain has been calculated using either the Annual Point-to-Point or Inverse Annual Point-to-Point Crediting Method, a Participation Rate is applied. The Participation Rate is a percentage that is multiplied by the gain or loss at the end of the Index Period to determine the Index Interest Credit to your contract. The Participation Rate is applied before the Index Interest Cap Rate. The Participation Rate is guaranteed for the first year and declared in advance each year thereafter, guaranteed never to be less than 20%. Ask your sales representative for the current Participation Rate.

INDEX INTEREST CAP RATE

Your Fixed Index Interest Account Rider applies an annual Index Interest Cap Rate, or upper limit, to the Index Account's Annual Point-to-Point and Inverse Annual Point-to-Point Crediting Methods. This rate is declared on each contract anniversary based on current economic conditions and is guaranteed for the next contract year. At no time will this rate ever fall below the guaranteed 4% minimum annual Index Interest Cap Rate. The annual Index Interest Cap Rate is applied after the Participation Rate.

MINIMUM GUARANTEED FIXED CASH SURRENDER VALUE

When the Fixed Index Interest Account Rider is selected, the Fixed Account on your base contract to which this rider is attached will have a minimum amount that is available on full surrenders or full transfers out of the Fixed Account. The Fixed Account will have a minimum guaranteed fixed cash surrender value (MGFCV) of 87.5% of premiums (excluding any applicable Premium Bonus) or transfers into the Fixed Account, less any partial surrenders and transfers out of the Fixed Account, accumulated at the minimum guaranteed interest rate of 1.5% per year. The minimum rate is based upon the issue date of your contract and is guaranteed for the entire term of this rider. The minimum guaranteed fixed cash surrender value is only applicable upon a full surrender of the Fixed Account or a full transfer out of the Fixed Account; it does no apply in the event of partial withdrawals or a transfer of less than the full amount in the Fixed Account. It does not apply in the event of a full transfer from one crediting method to another, or to a full transfer from one index option to another. Note that this minimum guaranteed fixed cash surrender value applies to the combined total in both the regular and Fixed Index Interest portions of the Fixed Account, not to each portion separately.

TRANSFER OPTIONS

Once each contract year, on the contract anniversary, you may elect to transfer your Fixed Index Interest Account values between the regular Fixed Account and the Separate Account. You may also elect to transfer between crediting methods within the Fixed Index Interest Account on an annual basis. You will have 20 days following each contract anniversary to reallocate. Transfers are not allowed until your first contract anniversary, including any time during the free-look period. Based on current tax laws, these transfers between options will not be taxable, and they will not be subject to surrender penalties. (Please refer to your base contract and the full prospectus for transfer rules.)

PREMIUM BONUS

Electing the premium bonus rider will have a negative impact on the Fixed Index Interest Account. The Premium Bonus Rider will cause a lower Participation Rate and a lower Interest Cap Rate, which will mean that the Index Interest Credit, if any, will be lower than if the Premium Bonus Rider had not been elected

MID-YEAR WITHDRAWALS

Amounts withdrawn by either partial withdrawals or full surrenders that are made during a contract year, that is, other than on a contract anniversary, will not receive any Index Interest Credit for the year (or part-year) of the withdrawal or surrender.

----------------------------------------------------------------------------------------------------------------------------
                                                    ANNUAL RESET PROVISION

The Annual Reset Provision allows Index Interest Credit to be added to the Fixed Index Interest Account on each contract anniversary.  That amount, when added, becomes "locked-in" because it can never be taken away due to negative index performance.  Once added, the "locked-in" Index Interest Credit will participate in future growth, giving you the advantage of compounding in subsequent years.

This provision also resets your starting index point each year on your contract anniversary.  This is beneficial to you when the index experiences a severe downturn during the year.  You then can take advantage of gains from that point forward.  Without the Annual Reset, you would have to wait for the index to climb up to its original level before any gains could be realized.
----------------------------------------------------------------------------------------------------------------------------

                                                 INDEX AVAILABILITY CHART
------------------------------------------ ---------------------------------------- ----------------------------------------

                  Index                             Annual Point-to-Point                Inverse Annual Point-to-Point
------------------------------------------ ---------------------------------------- ----------------------------------------
                S&P 500(R)                                   Yes                                      Yes
------------------------------------------ ---------------------------------------- ----------------------------------------
  (DJIA) Dow Jones Industrial Averagesm                      Yes                                      Yes
------------------------------------------ ---------------------------------------- ----------------------------------------
                S&P 400(R)                                   Yes                                      Yes
------------------------------------------ ---------------------------------------- ----------------------------------------
           Russell 2000 Index(R)                             Yes                                      Yes
------------------------------------------ ---------------------------------------- ----------------------------------------
               NASDAQ-100(R)                                 Yes                                      Yes
------------------------------------------ ---------------------------------------- ----------------------------------------
             Dow Jones Euro                                  Yes                                      yes
                STOXX 50(R)
------------------------------------------ ---------------------------------------- ----------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                        INDEX OPTIONS

You can choose to apply a portion of your premiums to the following indices listed below:

Dow Jones Industrial Averagesm (DJIA):  The oldest continuing stock market index, the DJIAsm is one of the most well known and widely followed indicators of the U.S. Stock Market in the world.  It is represented by 30 of the largest
U.S. stocks, including household names and leaders in their respective industries.

Standard & Poor's 500(R) Index (S&P 500(R)):  Widely regarded as the standard for measuring large-cap U.S. stock market performance, this popular index includes a representative sample of leading companies in various industries.

Standard & Poor's MidCap 400(R)Index (S&P MidCap 400(R)): Measuring the performance of the mid-size company segment of the U.S. market.

NASDAQ-100(R) Index: Representing 100 of the largest non-financial U.S. and non-U.S. companies listed on the National
Market tier of the NASDAQ Stock Market, the NASDAQ-100(R) Index reflects NASDAQ's largest companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Russell 2000(R)Index: The Russell 2000(R)is one of the best indicators used to measure the performance of U.S. small company stocks.
Dow Jones Euro STOXX 50(R): Measuring stock market performance on a Euro-wide basis, this index represents the largest and most liquid stocks in the market.
----------------------------------------------------------------------------------------------------------------------------

                              HERE'S HOW IT WORKS

The fixed Index Interest Crediting method is best illustrated by a hypothetical situation. Let's assume that you pay a premium of $20,000 into the Fixed Index Interest Account rider and you split the premium evenly between the Annual Point-to-Point and Inverse Annual Point-to-Point Crediting Methods.

Let's also assume that the Index Account's Annual Point-to-Point Crediting Method index grew 11% the first year and the Inverse Annual Point-to-Point fell 7%. For this example, the Annual Point-to-Point Crediting Method has a 75% Participation Rate and a 7% annual Index Interest Cap Rate. The Inverse Annual Point-to-Point Crediting Method also has a 75% Participation Rate and a 7% annual Index Interest Cap Rate. After applying the applicable Participation Rate and Index Interest Cap Rate, the net interest credited to the Index Account would be 7% for the Annual Point-to-Point Crediting Method and 5.25% for the Inverse Annual Point-to-Point Crediting Method.

The premium has now grown to $21,225, which becomes "locked-in". This Accumulation Value can never be reduced due to future declines in the indices. Also, this "locked-in" value becomes the basis for future growth. This is the beginning value for the second contract year.


--------------------------------------------------- ----------------------- ------------------------ -----------------------
                                                        Index Account            Index Account
                     EXAMPLE:                               Annual              Inverse Annual
                                                        Point-to-Point          Point-to-Point
                    First Year                              Method                  Method                   Total
--------------------------------------------------- ----------------------- ------------------------ -----------------------
                  Premium Amount                           $10,000                  $10,000                 $20,000
--------------------------------------------------- ----------------------- ------------------------ -----------------------

ANNUAL POINT-TO-POINT

      Beginning Index Value               1,000


      Ending Index Value                  1,110


      Ending Increase

      [(1110-1000/1000]                     11%


      Interest Cap Rate                      7%


      Participation Rate                    75%
                                                                                                     -----------------------
      Annual Point-to-Point Index
                                                             $700                                             $700
      Credit (11% x 75%)=8.25%;

      Subject to 7% Cap: 7% x $10,000=
--------------------------------------------------- ----------------------- ------------------------ -----------------------
INVERSE ANNUAL POINT-TO-POINT

      Beginning Index Value                1000


      Ending Index Value                    930


      Ending Increase

      [(1000-930/1000]                       7%


      Interest Cap Rate                      7%


      Participation Rate                    75%

      Inverse Annual Point-to-Point Index
                                                                                                              $525
      Credit (7%* x 75%)=5.25%                                                       $525
=================================================== ======================= ======================== =======================
=================================================== ======================= ======================== =======================

                         TOTAL                             $10,700                  $10,525                 $21,225
--------------------------------------------------- ----------------------- ------------------------ -----------------------

Past performance is no guarantee of future performance. The values expressed in this example may not reflect current market conditions. The Interest Cap Rate could be as low as 4% and the Participation Rate could be as low as 20%.

*Not to exceed Annual Interest Cap Rate.

In the second year, assume that for the Annual Point-to-Point Crediting method, the Participation Rate was reduced to 70% and the Interest Cap Rate was reduced to 6% and there was 5% growth in the index. For the Inverse Annual Point-to-Point Crediting method, assume the Participation Rate was increased to 80% and Interest Cap Rate increased to 8%, and the index was a negative 6% (i.e., the index rose 6%). For the Inverse Annual Point-to-Point Crediting Method, the negative index rate would not apply, because the Index Interest Credit cannot be less than zero; this protects and safeguards your values from the affects of an adverse market. Note, too, that even the interest credited in the first year is safeguarded, since it is "locked in" by the Annual Reset Provision.

--------------------------------------------------- ----------------------- ------------------------ -----------------------
                                                        Index Account            Index Account
                     EXAMPLE:                               Annual              Inverse Annual
                                                        Point-to-Point          Point-to-Point
                   Second Year                              Method                  Method                   Total
--------------------------------------------------- ----------------------- ------------------------ -----------------------

                 Beginning Value                           $10,700                  $10,525                 $21,225
--------------------------------------------------- ----------------------- ------------------------ -----------------------
ANNUAL POINT-TO-POINT

      Beginning Index Value               1,110


      Ending Index Value                 1165.5


      Ending Increase

      [(1165.5-1110/1110]                    5%


      Interest Cap Rate                      6%


      Participation Rate                    70%
                                                                                                     -----------------------

      Annual Point-to-Point Index
                                                            $374.5                                           $374.5
      Credit (5% x 70%)=3.5%

      Subject to 6% cap; 3.5% x $10,700 =
--------------------------------------------------- ----------------------- ------------------------ -----------------------
INVERSE ANNUAL POINT-TO-POINT

      Beginning Index Value                 930


      Ending Index Value                    986


      Ending Decrease

      [(930-986/930]                      (-6%)


      Interest Cap Rate                      8%


      Participation Rate                    80%

      Inverse Annual Point-to-Point Index

      Credit (-6% x 80%)=-4.8%;

      Credit cannot be <0                                                             $0                       $0
=================================================== ======================= ======================== =======================
=================================================== ======================= ======================== =======================

                         TOTAL                            $11,074.50                $10,525                $21,599.5
--------------------------------------------------- ----------------------- ------------------------ -----------------------

Past performance is no guarantee of future performance. The values expressed in this example may not reflect current market conditions. The Interest Cap Rate could be as low as 4% and the Participation Rate could be as low as 20%.

*Not to exceed Annual Interest Cap Rate.

MIDLAND NATIONAL HAS CONSISTENTLY EARNED HIGH INDUSTRY RATINGS:


These ratings apply to Midland National's financial strength and claims paying ability and do not apply to the safety or performance of the separate account investment divisions, which will fluctuate in value.


A+ (Superior) from A.M. Best

A.M. Best is a large third-party independent reporting and rating company that rates an insurance company on the basis of the company's financial strength, operating performance, and ability to meet its obligations to contract owners. (A+ is the second highest rating out of 15.)

AA (Very Strong) Rating from Standard & Poor's

Standard & Poor's awarded its AA rating for insurer financial strength on September 17, 2004 to Midland National as part of Sammons Financial Group.

The AA rating, third highest out of 22, reflects the financial strength of Sammons Financial Group. Sammons Financial Group is comprised of North American Company for Life and Health Insurance and Midland National Life Insurance Company.

A- (Excellent) From Weiss Ratings

Weiss Ratings is an independent third-party rating firm that rates on the basis of financial strength. Weiss' ratings range from A+ to F, and Midland National's A-rating is the third highest out of 16, placing Midland National on Weiss' Recommended List.

Please consider the funds' investment objectives, risks, charges and expenses carefully before investing. The product prospectus and the fund prospectuses contain this and other information about Midland National's variable products including the funds' investment objectives, risks, charges and expenses. To obtain current product and fund prospectuses, you can call or write to Midland National, 4601 Westown Parkway, Suite 300, West Des Moines, Iowa 50266-1071, 866-541-0918. Please read these prospectuses carefully before you invest or send any money.

Variable annuities are suitable for long-term investing and are subject to market risk including loss of principal.

The Fixed Index Interest Account Rider is issued on form AR139A or appropriate state variation by Midland National Life Insurance Company, West Des Moines, IA 50266. This rider may not be available in all states.

The broker/dealer for Midland National's variable products is Sammons Securities Co.(R), member NASD/SIPC. Sammons Securities Co.(R)is a registered broker/dealer under the Securities Exchange Act of 1934. Sammons Securities Co.(R)is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National.

The FDIC or any other agency does not insure contracts and policies, and underlying series shares or securities, which fund contracts and policies. They are not deposits or other obligations of any bank and are not bank guaranteed. Past performance is no guarantee of future results.

Midland National does not give tax or legal advice. You should consult with and rely on your own advisors prior to making a purchasing decision.


The Dow Jones EURO STOXX 50(R) [or other applicable index] is the intellectual property of (including registered trademarks) Stoxx Limited, Zurich, Switzerland and/or Dow Jones & Company, Inc., a Delaware corporation, New York, USA, (the "Licensors"), which is used under license. The securities [or financial instruments, or options or other technical term] based on the Index are in no way sponsored, endorsed, sold or promoted by the Licensors and neither of the Licensors shall have any liability with respect thereto. "Dow Jones,sm" "Dow Jones Industrial Averagesm" and "DJIAsm" are service marks of Dow Jones and Company, Inc.sm and have been licensed for use for certain purposes by Midland National. The Fixed Index Interest Account Rider from Midland National is not sponsored, endorsed, sold or promoted by Dow Jonessm, and Dow Jonessm makes no representation regarding the advisability of investing in the product. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "S&P 400(R)", "Standard & Poor's MidCap 400 Index(R)" and "Standard & Poor's 500 Index(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Midland National. The Fixed Index Interest Account Rider is not sponsored, endorsed, sold or promoted by Standard & Poor's(R) and Standard & Poor's(R) makes no representation regarding the advisability investing in the product. NASDAQ-100(R), NASDAQ-100 Index(R) and NASDAQ(R) are registered marks of the NASDQ Stock Market, Inc. (which with its affiliates are the "Corporations") and are licensed for use by Midland National. The Fixed Index Interest Account Rider has not been passed on by the Corporations as to their legality or suitability. The Fixed Index Interest Account Rider is not issued, endorsed sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE Fixed Index Interest Account Rider. Russell 2000(R) Index is a trademark of Frank Russell Company and has been licensed for use by Midland National. The Fixed Index Interest Account Rider is not sponsored, endorsed, sold or promoted by Frank Russell Company and Frank Russell Company makes no representation regarding the advisability of investing in the product.

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses. A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)


Information about Midland National Life Insurance Company can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-6551. Reports and other information about Midland National Life Insurance Company are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549.


SEC File No. 811-07772

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE
                     ADVANTAGE III VARIABLE ANNUITY CONTRACT
               Flexible Premium Deferred Variable Annuity Contract
                                   Offered by
                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
               (Through Midland National Life Separate Account C)
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565(toll-free)


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advantage III Variable Annuity ("contract") offered by Midland National Life Insurance Company. You may obtain a copy of the Prospectus dated October 25, 2005, by contacting Us at our Principal Office using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.







THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT and the prospectuses for all of the portfolios currently available in the contract.

                            Dated September 30, 2005
                                TABLE OF CONTENTS


THE CONTRACT.................................................................4
  Entire Contract............................................................4
  Changes to the Contract....................................................4
  Beneficiary................................................................4
  Change of Beneficiary......................................................4
  Change in Maturity Date....................................................4
  Incontestability...........................................................4
  Misstatement of Age or Sex.................................................4
  Periodic Reports...........................................................5
  Non-participating..........................................................5
  Claims of Creditors........................................................5
  Minimum Benefits...........................................................5
  Payment of Premiums........................................................5
  Ownership..................................................................5
  Assignment.................................................................6
  Accumulation Unit Value....................................................6
  Annuity Payments...........................................................6
CALCULATION OF YIELDS AND TOTAL RETURNS......................................7
  Money Market Investment Division Yield Calculation.........................7
  Other Investment Division Yield Calculations...............................8
  Standard Total Return Calculations.........................................9
  Cumulative Total Returns..................................................10
  Adjusted Historical Performance Data......................................10
FEDERAL TAX MATTERS.........................................................11
  Tax-Free Exchanges (Section 1035).........................................11
  Required Distributions....................................................11
  Non-Natural Person owners.................................................12
  Diversification Requirements..............................................12
  Owner Control.............................................................12
  Taxation of Qualified Contracts...........................................12
DISTRIBUTION OF THE CONTRACT................................................14
SAFEKEEPING OF ACCOUNT ASSETS...............................................15
STATE REGULATION............................................................15
RECORDS AND REPORTS.........................................................15
LEGAL MATTERS...............................................................15
FINANCIAL MATTERS...........................................................16
OTHER INFORMATION...........................................................16
FINANCIAL STATEMENTS........................................................16

                                  THE CONTRACT

ENTIRE CONTRACT

The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

CHANGES TO THE CONTRACT

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations. A change will be made by attaching an endorsement to the contract.

BENEFICIARY

You will name the beneficiary in the application. A beneficiary is revocable unless otherwise stated in the beneficiary designation. If no beneficiary or co-owner is living when the owner or annuitant dies, the death benefit will be paid to You or Your estate. If no primary beneficiary is living at the time of the owner's or annuitant's death, the proceeds are payable to the contingent beneficiary, if any.

CHANGE OF BENEFICIARY

You may change a revocable beneficiary. We must receive written notice informing Us of the change. Upon receipt and acceptance, a change takes effect as of the date the written notice was signed. We will not be liable for any payment made before We record the written notice.

CHANGE IN MATURITY DATE

At any time You may change the maturity date by written notice. We must receive Your written notice requesting such change at least 30 days prior to the original maturity date. Any maturity date may not be a date that is before the end of the surrender period shown on the specifications page.

INCONTESTABILITY

We will not contest the contract.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex. Any underpayments made by Us will be paid to the payee. Any overpayments made by Us will be charged against benefits falling due after adjustment. All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

PERIODIC REPORTS

At least once each year, We will send You a report containing information required by applicable state law.

NON-PARTICIPATING

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

CLAIMS OF CREDITORS

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

MINIMUM BENEFITS

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

PAYMENT OF PREMIUMS

The initial premium is due on the issue date. You may make additional premium payments in any amount (over $50) and frequency, subject to the limits shown on the Specifications Page.

OWNERSHIP

The contract belongs to You. You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

      1)    Any assignee of record with Us;

      2)    Any irrevocable beneficiary; and

      3)    Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation. Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed. However, We are not liable for payments made by Us before We record the written notice. A change of owner may have adverse tax consequences.

ASSIGNMENT

An assignment may have adverse tax consequences. You may assign the contract by giving Us written notice. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

ACCUMULATION UNIT VALUE

We determine accumulation unit values for each investment division of Our Separate Account at the end of each business day. The accumulation unit value for each investment division was initially set at $10.00. The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

      o First, We take the net asset value per share held in the investment division at the end of the current business day plus the per share amount of any dividends or capital gain distributions on shares held in the investment divisions on the current business day; minus the per share amount of any capital loss, realized or unrealized, on shares held in the investment divisions on the current business day.

      o Then, We divide this amount by the net asset value per share held in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).

      o Then, We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge for the basic contract, without the optional riders, is currently 0.00370 which is an effective annual rate of 1.35%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account. The daily charge, for a contract with both the optional Premium Bonus rider and the optional Guaranteed Minimum Withdrawal Benefit rider with the Aggressive asset allocation model, is currently 0. 00877% which as an effective annual rate of 3.20 %.

      o Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes.

Generally, this means that We would adjust unit values to reflect what happens to the funds, and also for any charges.

ANNUITY PAYMENTS

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the maturity date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than 10 business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was initially set at $10. The Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

    (1) =  the Annuity Unit Value for the preceding business day:
    (2) = the net investment factor (as described above) for that division on that business day.
    (3) = the investment result adjustment factor (0.99986634% per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the maturity date will only be allowed twice per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.


                     CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET INVESTMENT DIVISION YIELD CALCULATION

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market investment division's and Rydex VT U.S. Government Money Market Fund investment division's (called "the money market investment divisions" for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment divisions or on their respective portfolio securities. This current annualized yield is computed for each money market investment division by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the money market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment divisions of the Separate Account will be lower than the yield for the respective money market investment divisions or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment divisions for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment divisions normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment divisions' actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment divisions or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment divisions or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

OTHER INVESTMENT DIVISION YIELD CALCULATIONS

Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the money market investment divisions) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

    YIELD = 2 [ (a - b + 1)6 - 1 ]
                 -----
                   cd

       Where:     a =  net investment income earned during the period by
                       the portfolio (or substitute funding
                       vehicle) attributable to shares owned by the investment division.
                  b =  expenses accrued for the period (net of reimbursements).
                  c =  the average daily number of units outstanding during
                       the period.
                  d =  the maximum offering price per unit on the last day
                       of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular contract. Surrender charges range from 9% to 0% of the amount of premium withdrawn depending on the elapsed time since the premium was paid.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

STANDARD TOTAL RETURN CALCULATIONS

Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

    P (1 + T)n = ERV
    Where:        P    =  a hypothetical initial payment of $1,000
                  T    =  average annual total return
                  n    =  number of years
                  ERV  =  ending redeemable value of a hypothetical $1,000
                          payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average accumulation value of $35,000 so it is calculated as 0.09% annually. The standard average annual total return calculations assume the contract is surrendered and therefore will reflect the effect of surrender charges that may be applicable to a particular period.


Midland National may disclose average annual total returns in various ways, depicting whether the contract is surrendered or maintained in force and whether the optional premium bonus rider is selected. If the calculation assumes that the optional premium bonus rider has been selected, it will always assume that the contract has been surrendered and any applicable surrender charges have been deducted. Accordingly, Midland may disclose the following types of average annual total return:


      1. The contract is surrendered, the optional premium bonus rider has been selected and the guaranteed minimum withdrawal benefit has not been selected;

      2. The contract is surrendered, and no optional riders have been selected;

      3. The contract is not surrendered, and no optional riders have been selected.

      4. The contract is surrendered and both optional riders have been selected using the Aggressive asset allocation model.

Midland National may from time to time also disclose average annual total returns in a format, which assumes that the contract is kept in force through the time period shown. Such non-standard returns will be identical to the standard format, which assumes the contract is surrendered except that the contingent deferred sales charge percentage will be assumed to be 0%. The non-standard returns, which assume the contract is kept in-force, will only be shown in conjunction with standard returns, which assume the contract is surrendered.

CUMULATIVE TOTAL RETURNS

      Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

      CTR = [ERV/P] - 1
      Where:       CTR =    the cumulative total return net of investment
                            division recurring charges for the period.
                   ERV =    ending redeemable value of an assumed $1,000
                            payment at the beginning of the one, five, or
                            ten-year period at the end of the one, five, or
                            ten-year period (or fractional portion thereof).
                   P      = an assumed initial payment of $1,000

      The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

      Midland may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

ADJUSTED HISTORICAL PERFORMANCE DATA

Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a "contract charges" factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average accumulation value of $35,000 so it is calculated as $30/$35,000, or 0.09% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of a hypothetical $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).


                               FEDERAL TAX MATTERS

TAX-FREE EXCHANGES (SECTION 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the contract, the Company does not differentiate between Section 1035 premiums and non-Section 1035 premiums.

We also accept "rollovers" from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other Qualified contract which is eligible to "rollover" into an IRA (except 403(b) contracts). The Company differentiates between Non-Qualified contracts and IRAs to the extent necessary to comply with federal tax laws.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Non-Qualified contract to provide that
(a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as Annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The owner's "designated beneficiary" is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified contracts.

NON-NATURAL PERSON OWNERS

If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

DIVERSIFICATION REQUIREMENTS

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

OWNER CONTROL

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

                          DISTRIBUTION OF THE CONTRACT

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC ("Sammons Securities Company) serves as principal underwriter for the contracts. Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103. Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company is a member of the Securities Investor Protection Corporation. Sammons Securities Company also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Registered representatives are appointed as Our insurance agents.

Sammons Securities Company received sales compensation with respect to the contracts in the following amounts during the periods indicated:


------------------------- ------------------------------------------------ -------------------------------------------------
      Fiscal Year             Aggregate Amount of Commissions Paid to          Aggregate Amount of Commissions Retained
                                    Sammons Securities Company                      by Sammons Securities Company*
------------------------- ------------------------------------------------ -------------------------------------------------
2003                      $0                                               $0
------------------------- ------------------------------------------------ -------------------------------------------------
2004                      $1,262,606                                       $394,564
------------------------- ------------------------------------------------ -------------------------------------------------

* Represents an underwriting fee paid to Sammons Securities Company for all of Midland National's variable annuity contracts under Separate Account C. In exchange for the underwriting fee, Sammons Securities Company provides various administrative services. Examples of the services provided include registered representative training sessions, tracking and notification of firm element training, attendance at Annual Compliance Meetings, and continuing education required by the NASD to maintain licensing for all affiliated registered representatives licensed with Midland National.

Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

      o     sales representative training allowances,

      o     deferred compensation and insurance benefits,

      o     advertising expenses, and

      o     all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

      o "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;

      o     sales promotions relating to the contracts;

      o costs associated with sales conferences and educational seminars for their sales representatives; and

      o     other sales expenses incurred by them.

We and/or the Distributor may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.


                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of fund shares held by each of the investment divisions.


                                STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.


                               RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.


                                  LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.


                                FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2004, have been audited by PricewaterhouseCoopers LLP, independent auditors. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

                              Bank of America Plaza
                                800 Market Street
                            St. Louis, MO 63101-2695


                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.


                              FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.

           The following are incorporated in this filing by reference



                       Advantage II Prospectus and SAI of

                         Post-Effective Amendment No. 6

                         To this registration Statement



                             File Number 333-108437

                         As filed on April 29, 2005 for

                    Midland National Life Separate Account C

                                     Part C
                                OTHER INFORMATION

Item 24.

 (a)  Financial Statements

      All required Financial statements are included in Parts A or B of this Registration Statement.

 (b)  Exhibits:

     (1) Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (4)

     (2)  Not Applicable

     (3) (a) Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Securities (7)

          (b) Registered Representative Contract  (4)

     (4)  (a)Form Flexible Premium Deferred Variable Annuity Contract (10)
          (b) Form of Premium Bonus Rider (10)
          (c) Form of Annuitization Bonus Rider (11)
          (d) Form of Waiver of Surrender Charge for Nursing Home Confinement Rider (11)
          (e) Form of Guaranteed Minimum Withdrawal Benefit Rider (GMWB) (13)
          (f) Form of Fixed Index Interest Account Rider and revised Schedule Pages (15)

     (5) (a) Form of Application for Flexible Premium Deferred Variable Annuity Contract (10)

     (6) (a) Articles of Incorporation of Midland National Life Insurance Company (4)

          (b) By-laws of Midland National Life Insurance Company  (4)

     (7) Form of Reinsurance Agreement for contracts issued under this Registration Statement. (9)

     (8) (a) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II (4)

          (b) Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II (3)

          (c) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III (4)

          (d) Form of Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc.(4)

          (e) Form of Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial ariable Insurance Trusts (5)

          (f) Form of Participation Agreement between Midland National Life Insurance Company and Lord Abbett Series Funds, Inc. (5)

          (g) Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc. (6)

          (h) Amendments to Participation Agreement for Lord Abbett Series Funds, Inc. (2)

          (i) Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III. (6)

          (j) Form of Participation Agreement between Midland National Life Insurance Company and Van Eck Associates Corporation (7)

          (k) Form of Participation Agreement between Midland National Life Insurance Company and INVESCO Funds Group, Inc. (7)

          (l) Form of Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management
              Company LLC (8)

          (m) Form of Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors (9)

          (n) Form of Participation Agreement between Midland National Life Insurance Company and J.P. Morgan Investment Management, Inc. (9)

          (o) Form of Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (9)

          (p) Form of Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC (9)

          (q) Amendments to Participation Agreement between Midland National Life Insurance Company and Van Eck.(9)

          (r) Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors (12)

          (s) Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck (13)

          (t) Form of Participation Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust (14)

          (u) Form of Participation Agreement between Midland National Life Insurance Company and PIMCO Advisors VIT (14)

          (v) Form of Participation Agreement between Midland National Life Insurance Company and Neuberger Berman Advisers Management Trust (14)

     (9)  Opinion and Consent of Counsel.(16)

     (10) (a) Consent of Counsel (16)

          (b) Consent of Independent Auditors (16)

     (11) Not Applicable

     (12) Not Applicable

     (13) Performance Data Calculations  (9)

     (14) Power of Attorney (15)
----------------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 2 on April 30, 1995 for Form N-4 (File No. 33-64016.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 on August 31, 1999 for Form S-6 (File No. 333-80975).

(3) Incorporated herein by reference to Pre-Effective Amendment No. 2 on April 23, 1997 for Form S-6 (File No. 333-14061).

(4) Incorporated herein by reference to Post-Effective Amendment No. 6 on April 30, 1998 for Form N-4 (File number 33-64016).

(5) Incorporated herein by reference to Post-Effective Amendment No. 9 on April 30, 1999 for Form N-4 (File number 33-64016).

(6) Incorporated herein by reference to Post-Effective Amendment No. 6 on February 15, 2001 for Form S-6 (File No. 333-14061).

(7) Incorporated herein by reference to Post-Effective Amendment No. 1 on April 22, 2002 for Form N-4 (File 333-71800).

(8) Incorporated herein by reference to Post-Effective Amendment No. 11 on April 29, 2003 for Form N-6 (File 333-14061)

(9) Incorporated herein by reference to Post-Effective Amendment No. 5 on April 28, 2003 for Form N-4 (File 333-71800).

(10) Incorporated herein by reference to Initial Filing on September 2, 2003 for Form N-4 (333-108437).

(11) Incorporated herein by reference to Pre-Effective Amendment to this registration statement on November 25, 2003

(12) Incorporated herein by reference to Post-Effective Amendment No. 1 on May 1, 2004 for form N-4 (File 333-108437)

(13) Incorporated herein by reference to Post-Effective Amendment No. 5 on November 24, 2004 for form N-4 (File 333-108437).

(14) Incorporated herein by reference to Post-Effective Amendment No. 6 on April 29, 2005 for form N-4 (File (333-108437)

(15)  Filed herewith

(16)  To be filed by amendment.


Item 25. Directors and Officers of the Depositor
---------------------------------------------------------------------- -----------------------------------------------------
Name and Principal Business Address*                                   Position and Offices with Depositor
---------------------------------------------------------------------- -----------------------------------------------------
Steven C. Palmitier..............................................      President and Chief Operating Officer - Director
---------------------------------------------------------------------- -----------------------------------------------------
Stephen P. Horvat, Jr***.........................................      Senior Vice President, Chief Legal Officer and
                                                                       Secretary - Director
---------------------------------------------------------------------- -----------------------------------------------------
Donald J. Iverson................................................      Senor Vice President and Corporate Actuary -
                                                                       Director
---------------------------------------------------------------------- -----------------------------------------------------
Melody Jensen....................................................      Vice President and General Counsel
---------------------------------------------------------------------- -----------------------------------------------------
Jon P. Newsome**.................................................      Executive Vice President, Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------
Thomas M. Meyer..................................................      Senior Vice President and Chief Financial Officer
---------------------------------------------------------------------- -----------------------------------------------------
Gary J. Gaspar***................................................      Senior Vice President and Chief Information Officer
---------------------------------------------------------------------- -----------------------------------------------------
Gary W. Helder...................................................      Vice President, Policy Administration
---------------------------------------------------------------------- -----------------------------------------------------
Robert W. Buchanan...............................................      Vice President, New Business
---------------------------------------------------------------------- -----------------------------------------------------
Timothy A. Reuer.................................................      Vice President, Product Development
---------------------------------------------------------------------- -----------------------------------------------------
Esfandyar Dinshaw**..............................................      Executive Vice President, Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------
Robert Tekolste**................................................      Senior Vice President, Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------
Meg J. Taylor***.................................................      Vice President and Chief Compliance Officer
---------------------------------------------------------------------- -----------------------------------------------------
Tracy Michels***.................................................      Assistant Vice President and Deputy Compliance
                                                                       Officer
---------------------------------------------------------------------- -----------------------------------------------------
Kevin Bachmann...................................................      Senior Vice President, Sales, and Chief Marketing
                                                                       Officer
---------------------------------------------------------------------- -----------------------------------------------------
Gregory Helms....................................................      2nd Vice President, Policy Administration
---------------------------------------------------------------------- -----------------------------------------------------
Cindy Reed**.....................................................      Vice President and Chief Marketing Officer,
                                                                       Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------
Ron Markway**....................................................      2nd Vice President, Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------
Michael Yanacheak**..............................................      2nd Vice President, Product Development, Annuity
                                                                       Division
---------------------------------------------------------------------- -----------------------------------------------------
Lance Larsen**...................................................      Assistant Vice President, Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------

* Unless noted otherwise, the principal business address for each officer and director is One Midland Plaza, Sioux Falls, SD 57193-9991

**    Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines, IA
      50266

***   525 W. Van Buren, Chicago, IL 60607

Item 26.

Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc. The Registrant is a segregated asset account of Midland. Sammons Enterprises, Inc. is owned by The Charles A. Sammons 1987 Charitable Remainder Trust Number Two. Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI) are:

  ----------------------------------------------------------- --------------------------- --------------------------
                                                                                              Percent Of Voting
  Name                                                        Jurisdiction                    Securities Owned
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Communications, Inc.                                Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Communication of Pennsylvania, Inc.
     Sammons Communications of Pennsylvania, Inc.
     merged into Sammons Communications, Inc. as of           Delaware                              100%
     12/31/2004
  ----------------------------------------------------------- --------------------------- --------------------------
  Consolidated Investment Services, Inc. (CISI)               Nevada                                100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Richmond Holding Company, LLC                               Delaware                           5% by CISI
                                                                                                 95% by SEI
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Financial Group, Inc. (SFG)                         Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Midland National Life Insurance Company                     Iowa                                  100%
  ----------------------------------------------------------- --------------------------- --------------------------
  North American Company for Life and Health Insurance
  (NACOLAH)                                                   Illinois                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  North American Company for Life and Health Insurance                                              100%
  of New York                                                 New York
  ----------------------------------------------------------- --------------------------- --------------------------
  NACOLAH Ventures, L.L.C.                                    Delaware                         99% by NACOLAH
                                                                                                  1% by SFG
  ----------------------------------------------------------- --------------------------- --------------------------
  Parkway Holdings, Inc.                                      Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Parkway Mortgage, Inc.                                      Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  CH Holdings, Inc.                                           Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Corporation                                         Texas                                 100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Otter, Inc.                                                 Oklahoma                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Cathedral Hill Hotel, Inc.                                  Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Power Development, Inc.                             Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Gila Bend Power Partners,  L.L.C.                           Delaware                               50%
  ----------------------------------------------------------- --------------------------- --------------------------
  Mountain Valley Spring Company
     Asset sale on 4/23/2004
     Corporate name changed to H2O Distribution, Inc. as      Arkansas                              100%
     of 4/26/2004
  ----------------------------------------------------------- --------------------------- --------------------------
  Water Lines, Inc.
     Asset sale on 4/23/2004
     Corporate name changed to H2O Transportation, Inc.
     as of 4/26/2004                                          Arkansas                              100%
     H2O Transportation, Inc., merged into H2O
     Distribution, Inc. as of 12/31/2004
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Distribution Holdings, Inc.                         Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons VSC, Inc.                                           Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Vinson Supply (UK) LTD.                                     United Kingdom                         50%
     Voluntarily dissolved (in the UK) as of 4/20/2004
  ----------------------------------------------------------- --------------------------- --------------------------
  Mylon C. Jacobs Supply Co.                                  Oklahoma                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons CTP, Inc.                                           Pennsylvania                          100%
  ----------------------------------------------------------- --------------------------- --------------------------
   Sammons VPC, Inc.                                          Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Tie Investors, LLC                                          Texas                                  75%
     Name changed to Opus 5949 LLC as of 1/25/2005
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Distribution, Inc.                                  Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs-Weaver, Inc.                                         Delaware                              100%
     Changed name to Sammons BW, Inc as of 3/15/2001
  ----------------------------------------------------------- --------------------------- --------------------------
  TMIS, Inc.                                                  Texas                                 100%
  ----------------------------------------------------------- --------------------------- --------------------------
  B-W Mex, Inc.                                               Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Abastecedora de Services Industriales y Productos S.A.                                      99.9% by Sammons
  de C.V.  (ASPI)                                                                                 BW, Inc.
                                                              Mexico                          0.01% TMIS, Inc.
  ----------------------------------------------------------- --------------------------- --------------------------
  Sealing Specialists of Texas, Inc.                          Texas                                 100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs ITD Corp.                                            Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment Trust                                      Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment Mexico, Inc.                               Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Montecargas Yale de Mexico S. A. de C.V. (YALESA)                                             99% by Briggs
                                                                                               Equipment Trust
                                                              Mexico                            1% by Briggs
                                                                                           Equipment Mexico, Inc.
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment S.A. de C.V. (BESA)                                                          99% by Briggs
                                                                                               Equipment Trust
                                                              Mexico                            1% by Briggs
                                                                                           Equipment Mexico, Inc.
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Construction Equipment, Inc.                         Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Crestpark LP, Inc.                                          Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Crestpark Holding, Inc.                                     Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Venture Properties, Inc.                            Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Realty Corporation                                  Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Legacy Venture GP, Inc.                             Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Legacy Venture LP, Inc.                             Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Income Properties, Inc.                             Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Eiger Venture, Inc                                  Delaware                              100%
     Voluntarily dissolved as of 7/1/2004.
  ----------------------------------------------------------- --------------------------- --------------------------
  GBH Venture Co., Inc.                                       Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Grand Bahama Hotel Co.                                      Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Jack Tar Grand Bahama Limited                               Bahamas                               100%
  ----------------------------------------------------------- --------------------------- --------------------------
  The Grove Park Inn Resort, Inc.                             Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Tours, Inc.                                         Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Securities, Inc.                                    Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Securities Company, L.L.C.                          Delaware                               50%
  ----------------------------------------------------------- --------------------------- --------------------------
  Herakles Investments, Inc.                                  Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sponsor Investments, L.L.C.                                 Texas                                  75%
  ----------------------------------------------------------- --------------------------- --------------------------
  SG Reliant Investors, LLC                                   Delaware                               80%
  ----------------------------------------------------------- --------------------------- --------------------------

Item 27. Number of Contract Owners


  Advantage II - As of June 30, 2005

          116 Non-Qualified
          266 Qualified


  Advantage III - As of June 30 2005

          43 Non-Qualified
          96 Qualified

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



Item 29a. Relationship of Principal Underwriter to Other Investment Companies

In addition to Midland National Life Separate Account C, Sammons Securities Company LLC, the principal underwriter of the Registrant, is also the principal underwriter for flexible premium variable life insurance policies issued through Midland National Life Separate Account A and North American Separate Account VUL I and flexible premium variable annuity contracts issued through North American Separate Account VAI.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Securities Company LLC are as follows:

     ---------------------------------------- ---------------------------------
     Name and Principal                       Positions and Offices with
     Business Address*                        Sammons Securities Company, LLC
     ---------------------------------------- ---------------------------------
     Steve Palmitier                          President
     One Midland Plaza,
     Sioux Falls, SD 57193-9991
     ---------------------------------------- ---------------------------------
     Jerome S. Rydell                         Chairman
     ---------------------------------------- ---------------------------------
     Michael Masterson                        Vice-Chairman
     525 West Van Buren
     Chicago, IL  60607
     ---------------------------------------- ---------------------------------
     Michael J. Brooks                        Vice-President
     ---------------------------------------- ---------------------------------
     Kevin Bachmann                           Chief Marketing Officer
     One Midland Plaza
     Sioux Falls, SD  57193-9991
     ---------------------------------------- ---------------------------------
     Lisa S. Hoyne                            Vice President
     One Midland Plaza,
     Sioux Falls, SD 57193-9991
     ---------------------------------------- ---------------------------------
     Brandon D. Rydell                        Vice President
     ---------------------------------------- ---------------------------------

* Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is: 4261 Park Road, Ann Arbor MI 48103.



Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-108437) during the Registrant's last fiscal year:

---------------------------- -------------------------- ------------------------ --------------------- ---------------------
            (1)                         (2)                       (3)                    (4)                   (5)
                                 Net Underwriting
     Name of Principal             Discounts and           Compensation on            Brokerage               Other
        Underwriter                 Commissions               Redemption             Commissions          Compensation*
---------------------------- -------------------------- ------------------------ --------------------- ---------------------
    Sammons Securities              $1,262,606                                                               $394,564
       Company, LLC
---------------------------- -------------------------- ------------------------ --------------------- ---------------------

* Represents an underwriting fee paid to Sammons Securities Company for all of Midland National's variable annuity contracts under Separate Account C. In exchange for the underwriting fee, Sammons Securities Company provides various administrative services. Examples of the services provided include registered representative training sessions, tracking and notification of firm element training, attendance at Annual Compliance Meetings, and continuing education required by the NASD to maintain licensing for all affiliated registered representatives licensed with Midland National.

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 22nd day ofSeptember, 2005.


                                                                   MIDLAND NATIONAL LIFE
                                                                   SEPARATE ACCOUNT C (REGISTRANT)

Attest:  /s/                                                       By: /s/*
        ------------------------------------------------------        --------------------------------
                                                                           MICHAEL M. MASTERSON
                                                                           Chairman of the Board

                                                                   By:  MIDLAND NATIONAL LIFE
                                                                        INSURANCE COMPANY (DEPOSITOR)


Attest:  /s/                                                       By: /s/*
        ----------------------------------------------------          ----------------------------------
                                                                           MICHAEL M. MASTERSON
                                                                           Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on July 26. 2005.

           Signatures                                          Title

/s/  *                                         Chairman of the Board of Directors,
-------------------------------------          Director, Chief Executive Officer
      MICHAEL M. MASTERSON                     (Principal Executive Officer)

/s/  *                                         Senior Vice President, Chief Financial Officer
--------------------------------------         (Principal Financial Officer)
      THOMAS M. MEYER

/s/  *                                         Senior Vice President, Director
--------------------------------------
      JOHN J. CRAIG, II

/s/  *                                         President and Chief Operating Officer, Director
-------------------------------------
      STEVEN C. PALMITIER

/s/  *                                         Director, Senior Vice President,
-------------------------------------          Corporate Actuary
      DONALD J. IVERSON

/s/  *                                         Director, Senior Vice President, Chief Legal Officer
--------------------------------------         and Secretary
      STEPHEN P. HORVAT, JR.

/s/  *                                         Director, President of Sammons Enterprises, Inc.
--------------------------------------
      ROBERT W. KORBA



*By:  /s/______________________________        Date:     09/22/2005
                                                   ----------------------------
             Therese M. Michels
              Attorney-in-Fact
         Pursuant to Power of Attorney

                           Registration No. 333-108437


                         POST EFFECTIVE AMENDMENT NO. 8


-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


-------------------------------------------------------------------------------



                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                    MINDLAND NAITONAL LIFE SEPARATE ACCOUNT C

                                       AND

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY



-------------------------------------------------------------------------------

                                  EXHIBIT INDEX

---------------------------- --------------------------------------------------
Item                         Exhibit
---------------------------- --------------------------------------------------
24(b)8(t)                    Form of Fixed Index Interest Account Rider
---------------------------- --------------------------------------------------

                             Power of Attorney

-------------------------------------------------------------------------------

                     Midland National Life Insurance Company

                                 A Stock Company

                     Principal Office: 4601 Westown Parkway,
              Suite 300, West Des Moines, IA 50266 (515) 440-5500
    Executive Office: One Midland Plaza, Sioux Falls, SD 57193 (800) 923-3223


                       FIXED INDEX INTEREST ACCOUNT RIDER

      This Rider forms a part of the Fixed Account on the Annuity Contract to which it is attached and is subject to all of the provisions of that Contract, except as otherwise stated herein. In the case of a conflict with any provision in the Contract, the provisions of this Rider will control. This Rider will be effective upon issuance of the Contract or Rider, if elected after issue. The Rider(s), Contract, Application and any Endorsements and Amendments make up the entire annuity.

BENEFIT

This Rider provides You with the ability to allocate premium to a fixed index interest crediting method which credits interest based on an external index. The index interest crediting methods and external indexes offered through this Rider are shown on the Additional Benefits Provided By Endorsement Or Rider page of the Contract. You may allocate premium at issue according to the Allocation of Premiums section and/or You may transfer a portion of Accumulation Value into or from these fixed index interest crediting methods on contract anniversary.

DEFINITIONS

Fixed Index Interest Account Value: Premium allocated to the Fixed Index Interest Account Rider within the Fixed Account that will earn an index credit based upon changes in the appropriate index listed on the Additional Benefits Provided By Endorsement Or Rider page of the Contract.

Index Interest Cap Rate: The Index Interest Cap Rate is the maximum annual percentage increase used in the calculation of the Index Credit. The Index Interest Cap Rate is applied after the Participation Rate. The initial Index Interest Cap Rate is declared at issue and is guaranteed for the duration shown on the Additional Benefits Provided By Endorsement Or Rider page of the Contract. The Index Interest Cap Rate for future durations will be declared at each contract anniversary and is guaranteed for the following Contract Year. The minimum Index Interest Cap Rate is shown on the Additional Benefits Provided By Endorsement Or Rider page of the Contract.

Index Interest Credit: The Index Interest Credit is calculated for the appropriate individual Fixed Index Account Value at the end of each Contract Year. You may elect at the beginning of each Contract Year to have the index credit calculated using an annual point-to-point methodology, an inverse annual point-to-point methodology or a combination of both. Calculation of the Index Interest Credit is further explained in the Calculation of the Index Interest Credit section.

Index Value: The Index Value is the value of the applicable index at close of the current trading day. If a contract anniversary date falls on a non-trading day, the index value used in the index calculation will be the previous trading day's index value. If publication of the appropriate index is discontinued, or the calculation is substantially changed, We may substitute a suitable index and notify You.

Participation Rate: The Participation Rate used in the calculation of the Index Interest Credit. The Participation Rate is applied prior to the Index Interest Cap Rate. The initial Participation Rate is declared at issue and is guaranteed for the duration shown on the Additional Benefits Provided By Endorsement Or Rider page of the Contract. The Participation Rate for future durations will be declared at each contract anniversary and is guaranteed for the following Contract Year. The minimum Participation Rate is shown on the Additional Benefits Provided By Endorsement Or Rider page of the Contract.

PROVISIONS

Allocation of Premiums: You must select how the Initial Premium is to be allocated among the fixed index interest crediting methods. Subsequent premiums shall not be accepted into the fixed index interest crediting methods.

Transfers: You may request a transfer between the Fixed Account, the Separate Account, and the Fixed Index Interest Account Rider's applicable index crediting method(s), to be effective on the Contract Anniversary. We must receive Your Written Notice requesting a transfer within the Transfer Window from Your Contract Anniversary. The Transfer Window is shown on the Additional Benefits Provided By Endorsement or Rider page of the Contract. All Transfers into and from the fixed index interest account crediting methods will use the index value(s) as of Your Contract Anniversary. Transfers involving the separate account will be subject to the transfer limitations that are on the Annuity Contract to which this Rider is attached.

Fixed Index Interest Account Value: The Rider's Fixed Index Interest Account Value is the sum of the individual Index Interest Account Values for each index interest account crediting method. The value of each individual index interest account crediting method equals:

1) Your Initial Premium and premium bonus, if any, allocated to the individual index interest account crediting method(s); plus or minus

2) Any transfers of the individual index interest account crediting method(s); less

3) Any partial surrenders (before any interest adjustment or reduction for surrender charges); plus

4) Index interest credit calculated by Your chosen index interest account crediting method.

Minimum Guaranteed Fixed Surrender Value (MGFSV): When this Rider is selected, the Fixed Account on the Annuity Contract to which this rider is attached will have a Minimum Guaranteed Fixed Surrender Value. The Minimum Guaranteed Fixed Surrender Value for full surrenders or full transfers out of the Fixed Account will be no less than:

1) 87.5% of premiums (excluding premium bonus, if any) or transfers into the Fixed Account; less

2) Any partial surrenders (after any interest adjustment or reduction for surrender charges) or transfers out of the Fixed Account; plus

3) Interest earned at the Fixed Account Minimum Guaranteed Interest Rate on the Annuity Contract to which this Rider is attached.

CALCULATION OF THE INDEX INTEREST CREDIT

The index interest credit using the annual point-to-point method will equal:

1) The Index Value for the current Contract Anniversary, minus the Index Value on the previous Contract Anniversary; divided by

2)    The Index Value on the previous Contract Anniversary; multiplied by

3)    The Participation Rate; adjusted

4)    To be not greater than the annual Index Interest Cap Rate; multiplied by

5) The Index Interest Account Value and any transfers on the previous Contract Anniversary; less any partial surrenders (before any reduction for surrender charges), during the Contract Year.

The index interest credit will not be less than zero.

The index interest credit using the inverse annual point-to-point methodology will equal:

1) The Index Value for the previous Contract Anniversary, minus the Index Value on the current Contract Anniversary; divided by

2)    The Index Value on the previous Contract Anniversary; multiplied by

3)    The Participation Rate; adjusted

4)    To be not greater than the annual Index Interest Cap Rate; multiplied by

5) The Index Account Value and any transfers on the previous Contract Anniversary; less any partial surrenders (before any reduction for surrender charges), during the Contract Year.

The index interest credit will not be less than zero.

TERMINATION

This Rider terminates upon the occurrence of the first of the following events:

a.    Termination of the Contract to which it is attached;

b.    Attainment of the Maturity Date;

c.    Full surrender of the Contract; or

d. Death of the Owner or Annuitant, where the Beneficiary does not continue the Contract under Spousal Continuance.


/s/  *                                    /s/  *
--------------------------------------    -------------------------------------
      President                                 Secretary

              ADDITIONAL BENEFITS PROVIDED BY ENDORSEMENT OR RIDER

[FIXED INDEX INTEREST ACCOUNT RIDER

Transfer Window: [20 calendar days]

INTEREST INDEX ACCOUNTS - Without Premium Bonus Rider:

                                                                                         INDEX             INDEX
INDEX ACCOUNT                     CREDITING METHOD             PARTICIPATION           INTEREST          VALUE AT
                                                                   RATE1               CAP RATE2           ISSUE
[S&P 500(R)]                   [Annual Point-to-Point ]            [90]%                [15.00]%          [1,400]
[S&P 500(R)]                   [Inverse Annual Point-to-]          [80]%                [15.00]%          [1,400]
[S&PMidcap 400(R)]             [Annual Point-to-Point ]            [90]%                [15.00]%          [1,500]
[S&PMidcap 400(R)]             [Inverse Annual                     [80]%                [15.00]%          [1,500]
                               Point-to-Point ]
[DJIAsm]                       [Annual Point-to-Point ]            [90]%                [15.00]%          [10,500]
[DJIAsm]                       [Inverse Annual                     [80]%                [15.00]%          [10,500]
                               Point-to-Point ]
[RUSSELL 2000(R)]              [Annual Point-to-Point ]            [90]%                [15.00]%          [1,800]
[RUSSELL 2000(R)]              [Inverse Annual                     [80]%                [15.00]%          [1,800]
                               Point-to-Point ]
[NASDAQ-100(R)]                [Annual Point-to-Point ]            [80]%                [15.00]%          [2,000]
[NASDAQ-100(R)]                [Inverse Annual                     [90]%                [15.00]%          [2,000]
                               Point-to-Point ]
[Dow Jones EuroStoxx 50sm]     [Annual Point -to-Point ]           [90]%                [15.00]%          [1,000]
[Dow Jones EuroStoxx 50sm]     [Inverse Annual                     [80]%                [15.00]%          [1,000]
                               Point-to-Point ]

INDEX INTEREST ACCOUNTS - With Premium Bonus Rider:
                                                                                        INDEX              INDEX
INDEX ACCOUNT                     CREDITING METHOD             PARTICIPATION          INTEREST           VALUE AT
                                                                   RATE1              CAP RATE2            ISSUE
[S&P 500(R)]                   [Annual Point-to-Point ]            [80]%               [15.00]%           [1,400]
[S&P 500(R)]                   [Inverse Annual                     [70]%               [15.00]%           [1,400]
                               Point-to-Point  ]
[S&PMidcap 400(R)]             [Annual Point-to-Point ]            [80]%               [15.00]%           [1,500]
[S&PMidcap 400(R)]             [Inverse Annual                     [70]%               [15.00]%           [1,500]
                               Point-to-Point ]
[DJIAsm]                       [Annual Point-to-Point ]            [80]%               [15.00]%           [10,500]
[DJIAsm]                       [Inverse Annual                     [70]%               [15.00]%           [10,500]
                               Point-to-Point ]
[RUSSELL 2000(R)]              [Annual Point-to-Point ]            [80]%               [15.00]%           [1,800]
[RUSSELL 2000(R)]              [Inverse Annual                     [70]%               [15.00]%           [1,800]
                               Point-to-Point ]
[NASDAQ-100(R)]                [Annual Point-to-Point ]            [70]%               [15.00]%           [2,000]
[NASDAQ-100(R)]                [Inverse Annual                     [80]%               [15.00]%           [2,000]
                               Point-to-Point ]
[Dow Jones EuroStoxx 50sm]     [Annual Point-to-Point ]            [80]%               [15.00]%           [1,000]
[Dow Jones EuroStoxx 50sm]     [Inverse Annual                     [70]%               [15.00]%           [1,000]
                               Point-to-Point ]

1Guaranteed for [one] Contract Year[s]. Guaranteed never to go below [20]%.

2Guaranteed for [one] Contract Year[s]. Guaranteed never to go below [4.00]% for annual point-to-point and inverse point-to point.

-------------------------------------------------------------------------------
[THE STANDARD & POOR'S 500(R) COMPOSITE STOCK PRICE INDEX
   This Index does not include dividends paid by the underlying companies.

      Standard & Poor's 500(R) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Midland National Life Insurance Company. This product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing this annuity contract.]
---------------------------------------------------------------------
[THE STANDARD & POOR'S MIDCAP 400(R) COMPOSITE STOCK PRICE INDEX
   This Index does not include dividends paid by the underlying companies.

      Standard & Poor's 400(R) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Midland National Life Insurance Company. This product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing this annuity contract.]
---------------------------------------------------------------------
[THE RUSSELL 2000(R)COMPOSITE STOCK PRICE INDEXT his Index does not include dividends paid by the underlying companies.

      Russell 2000(R) is a trademark of the Frank Russell Company, and has been licensed for use by Midland National Life Insurance Company. This product is not sponsored, endorsed, sold or promoted by Frank Russell Company and Frank Russell Company makes no representation regarding the advisability of purchasing this annuity contract.]
---------------------------------------------------------------------
[THE DOW JONES INDUSTRIAL AVERAGEsm (DJIAsm) COMPOSITE STOCK PRICE INDEX

      This product is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of this product or any member of the public regarding the advisability of investing in securities generally or in this product particularly. Dow Jones' only relationship to the Midland National Life Insurance Company ("the Company") is the licensing of certain trademarks, trade name and service marks of Dow Jones and of the Dow Jones Industrial Average, which is determined, composed and calculated by Dow Jones without regard to the Company or this product. Dow Jones has no obligation to take the needs of the Company or the owner of this product into consideration in determining, composing, or calculating the Dow Jones Industrial Average. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this product to be issued or in the determination or calculation of the equation by which this product are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of this product.

      DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED AS TO RESULTS TO BE OBTAINED BY THE COMPANY, OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGE OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENT OR ARRANGEMENTS BETWEEN DOW JONES AND THE Company.]
---------------------------------------------------------------------
[THE NASDAQ-100(R) STOCK PRICE INDEX
   This Index does not include dividends paid by the underlying companies.

      The NASDAQ-100(R), NASDAQ-100 Index(R) and NASDAQ(R) are registered marks of the NASDAQ Stock Market, Inc. (which with its affiliates are the "Corporations") and are licensed for use by Midland National Life Insurance Company. This product has not been passed on by the Corporations as to their legality or suitability. This product is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THIS PRODUCT.]
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[THE DOW JONES EURO STOXX 50SM INDEX

      STOXX and Dow Jones have no relationship to Midland National Life Insurance Company, other than the licensing of the Dow Jones Euro STOXX 50
      (R) and the related trademarks for use in connection with this product.
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STOXX and Dow Jones do not:

|X|  Sponsor, endorse, sell or promote this product.
|X|  Recommend that any person invest in this product or any other securities.
|X| Have any responsibility or liability for or make any decisions about the timing, amount or pricing of this product.
|X| Have any responsibility or liability for the administration, management or marketing of this product.
|X| Consider the needs of the [products] or the owners of this product in determining, composing or calculating the [relevant index] or have any obligation to do so.
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STOXX and Dow Jones will not have any liability in connection with this product. Specifically, STOXX and Dow Jones do not make any warranty, express or implied and disclaim any and all warranty about:

|X| The results to be obtained by this product, the owner of this product, or any other person in connection with the use of the Dow Jones Euro STOXX 50 and the data included in the Dow Jones Euro STOXX 50(R);
|X| The accuracy or completeness of the Dow Jones Euro STOXX 50 and its data;
|X| The merchantability and the fitness for a particular purpose or use of the Dow Jones Euro STOXX 50(R)and its data;

STOXX and Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones Euro STOXX 50(R) or its data;] ]

                                POWER OF ATTORNEY


The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Therese M. Michels, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.



   IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this _____day of ________________ 2003.


SIGNATURE                            DATE                        SIGNATURE                            DATE

/s/                                  1/8/03                      /s/                                  1/7/03
------------------------------------ ------                      ------------------------------------ ------
Michael M. Masterson                                             John J. Craig II



/s/                                  1/703                       /s/                                  1/7/03
------------------------------------ -----                       ------------------------------------ ------
Steven C. Palmitier                                              Donald J. Iverson



/s/                                  1/7/03                      /s/                                  1/7/03
------------------------------------ -------                     ------------------------------------ ------
Stephen P. Horvat, Jr.                                           Thomas M. Meyer



/s/                                  1/8/03
------------------------------------ ------
Robert W. Korba